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                                  ANNUAL REPORT






                                                              SEPTEMBER 30, 2002
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     [LOGO] TOUCHSTONE
            INVESTMENTS
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          Touchstone U.S. Government Money Market Fund

          Touchstone Institutional U.S. Government Money Market Fund

          Touchstone Money Market Fund

          Touchstone Core Bond Fund

          Touchstone High Yield Fund

          Touchstone Intermediate Term U.S. Government Bond Fund



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      RESEARCH       o       DESIGN       o       SELECT       o       MONITOR
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                              INCOME o TOTAL RETURN
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

TABLE OF CONTENTS
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                                                                            Page
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Letter from the President                                                      3
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Management Discussion and Analysis                                           4-9
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Statements of Assets and Liabilities                                       10-12
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Statements of Operations                                                   13-14
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Statements of Changes in Net Assets                                        15-18
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Financial Highlights                                                       19-30
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Notes to Financial Statements                                              31-44
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Portfolios of Investments:
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     U.S. Government Money Market Fund                                     45-46
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     Institutional U.S. Government Money Market Fund                       47-48
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     Money Market Fund                                                     49-52
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     Core Bond Fund                                                        53-54
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     High Yield Fund                                                       55-57
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     Intermediate Term U.S. Government Bond Fund                              58
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Notes to Portfolios of Investments                                            59
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Report of Independent Auditors                                                60
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                           TOUCHSTONE FAMILY OF FUNDS
                                       [2]

LETTER FROM THE PRESIDENT
--------------------------------------------------------------------------------

Dear Fellow Shareholders:

We are pleased to provide you with the Touchstone Investment Trust Annual Report for the twelve months ended September 30, 2002. This update includes investment activity and performance for Touchstone U.S. Government Money Market Fund, Touchstone Institutional U.S. Government Money Market Fund, Touchstone Money Market Fund, Touchstone Core Bond Fund, Touchstone High Yield Fund, and Touchstone Intermediate Term U.S. Government Bond Fund. These six Funds are part of the Touchstone Family of Funds, which consists of an array of mutual funds offered to meet a variety of investment goals. Please note that Touchstone Advisors has modified the names of several funds to identify their investment strategies more clearly.

The past twelve months challenged investors. Ongoing concerns over accounting scandals, profit woes, and terrorism fostered equity market volatility and eroded consumer confidence, clouding the near-term investment environment. However, this environment has significantly altered the valuation of the stock market, increasing the risk-reward profile as relative stock valuations have become more attractive.

During the past twelve months, monetary policy eased significantly as the federal funds rate was reduced to its lowest level in thirty years. Thus far, this aggressive easing, combined with tax cuts, has failed to produce a strong recovery. The Federal Reserve Board, seeing economic activity continue to increase, judged the fundamentals of the economy to be sound overall. The weak equity markets, coupled with the uncertainty of terrorism and a war with Iraq, caused "flight to quality" flows into U.S. Treasuries. The interest rate cuts, felt most in short-term yields, influenced money market rates. We are pleased that many Touchstone money market funds continued to gain national recognition as top performers in their respective categories.

It is important to keep the current environment in perspective and to consider the long-term composition and performance of your portfolio. As you do so, focus on the fundamentals: maintaining a diverse portfolio; investing regularly; and achieving your individual financial goals.

We remain steadfast and focused on positioning our Funds for success. We endeavor to offer a disciplined approach to investment management that is well suited to helping you attain your goals.

Thank you for your confidence in the Touchstone Family of Funds and the opportunity to work on your behalf.

Best regards,


/s/ Jill T. McGruder

Jill T. McGruder
President
Touchstone Investment Trust

Touchstone mutual funds are distributed by Touchstone Securities, Inc., a member of NASD and SIPC.

                           TOUCHSTONE FAMILY OF FUNDS
                                       [3]

MANAGEMENT DISCUSSION AND ANALYSIS
--------------------------------------------------------------------------------

CORE BOND FUND

In the past year, the bond market, as represented by the Lehman Brothers Aggregate Index, returned 8.60%. Interest rates were driven lower by concerns of a weakening economy, renewed fears of terrorism, and the potential for war with Iraq. Corporate bond returns remained volatile, as accounting and corporate governance continued to be under intense scrutiny. The Fund returned 6.66% (Class A, excluding the impact of applicable sales load) for the year compared to the return of the median Intermediate Corporate Bond fund, as tracked by Lipper Analytical Services Inc, of 6.20%. The main factors influencing performance were the use of U.S. Government securities, high-quality corporate bonds and mortgage-backed securities.

U.S. Government securities were among the best performing sectors of the bond market and of the Touchstone Core Bond Fund in the prior 12 months. Economic data painted a weak picture of the economy, prompting the expectation that the Fed will need to lower short-term interest rates further in 2002. The equity markets had one of the worst periods in history, as profit outlooks for the rest of the year still look bleak. This, coupled with uncertainty created by terrorism and Iraq, contributed to significant "flight to quality" flows into the U.S. Treasury market. The following table illustrates the significant shift in U.S. Treasury rates, which was the dominant factor in the good performance of fixed income for the third year in a row.

                                    9/30/2001   9/30/2002
                                    ---------   ---------
                        2 year         2.80%       1.68%
                        5 year         3.77%       2.56%
                        10 year        4.54%       3.59%
                        30 year        5.37%       4.67%

Corporate bonds significantly underperformed U.S. Treasuries in the year as the economic outlook clouded the recovery prospects for profits, and the seemingly endless stream of news concerning the excess of corporate executives persisted. There was a slight recovery in many distressed credits. However, there continued to be many companies with business or liquidity problems, resulting in a substantial widening in yield spreads. The Fund, although close to neutral in overall exposure to investment grade corporate bonds versus the Lehman Brothers Aggregate Index, held a larger share of higher quality bonds, which performed better than the lower portion of investment grade corporate bonds over the past year.

Mortgage-backed securities were a positive for the Fund and outperformed U.S. Treasuries, as investors sought quality alternatives to corporate bonds. Even with refinancing activity at all-time highs, mortgage securities offered attractive yields in the market. Other sectors such as agencies, ABS (Asset Backed Securities) and CMBS (Collateralized Mortgage-Backed Securities) performed well, all beneficiaries of the risk aversion to corporate bonds and had positive contributions to the fixed income market and the Fund.

Although the economy appears to be struggling to recover, we believe the foundation exists for growth in 2003. Given this backdrop, along with U.S. Treasury rates at historic lows, we will maintain the portfolio's short duration. From a sector perspective, mortgage-backed securities offered the most attractive risk/return profile in the market. We will continue to have a neutral allocation to corporate bonds as significant risk still exists to profitability.

                           TOUCHSTONE FAMILY OF FUNDS
                                       [4]

MANAGEMENT DISCUSSION AND ANALYSIS
--------------------------------------------------------------------------------

        Comparison of the Change in Value of a $10,000 Investment in the Core Bond Fund* and the Lehman Brothers Aggregate Index

                -------------------------------------------------
                                 Core Bond Fund
                         Average Annual Total Returns**
                         ------------------------------

                            1 Year   5 Years   Since Inception***
                Class A      1.60%    5.23%          6.49%
                Class B      1.89%      --           7.61%
                Class C      5.82%    5.15%          6.13%
                -------------------------------------------------


                [line graph]

                Core Bond Fund - Class A                  $16,528
                Lehman Brothers Aggregate Index           $19,286

Past performance is not predictive of future performance.

* The chart above represents the performance of Class A shares only, which will vary from the performance of Class B and Class C shares based on the difference in loads and fees paid by shareholders in the different classes.
** The average annual total returns shown above are adjusted for maximum applicable sales charge.
*** Class A, Class B and Class C shares commenced operations on October 3, 1994, May 1, 2001 and October 3, 1994, respectively.

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

                           TOUCHSTONE FAMILY OF FUNDS
                                       [5]

MANAGEMENT DISCUSSION AND ANALYSIS
--------------------------------------------------------------------------------

HIGH YIELD FUND

The high yield market exhibited considerable volatility throughout the fiscal year ended September 30, 2002. Strong first and second fiscal quarter high yield returns as represented by the Merrill Lynch High Yield Master Index (5.5% and 2.0%, respectively) were sharply reversed by the poor returns of the third and fourth fiscal quarters (-6.1% and -3.2%, respectively). In fact, the third quarter was the worst quarter on record for the high yield market. Total return of the Merrill Lynch High Yield Master Index for the fiscal year ended September 30, 2002 was -2.2%. These returns were particularly lackluster when compared to ten-year Treasuries, which posted a 12.7% total return for the fiscal year. The high yield market did, however, outpace stocks with the S&P 500 Index returning -20.5%.

The issues facing the stock market definitely weighed on the high yield market during the year. Particularly, concerns over earnings growth, corporate governance and a slowing economy weighed on nearly all risky assets. Many economists now expect an easing of the Federal Funds rate, now at 1.8%, to 1.3% before December. With interest rates at 40-year lows, there is some question as to the impact such an ease would have; arguably monetary policy is already very accommodative.

While lower quality (CCC-rated) bonds have performed the worst over recent periods, it is interesting to note that mid-quality (single B-rated) bonds have outperformed higher-quality (double B-rated) bonds. This is surprising given the higher correlation between double B-rated bonds and U.S. Treasuries, which have performed very well recently. Clearly the current credit cycle has been one of the deepest and most indiscriminate in recent memory.

The Touchstone High Yield Fund produced a return of 2.5% (Class A, excluding the impact of applicable sales load) during the fiscal year, which compared favorably to the Merrill Lynch High Yield Master Index return of -2.2%. The Fund's performance also compares favorably to other high yield funds, comfortably surpassing returns of the median manager. Focus on the proper alignment of risk and return, which allowed the Touchstone High Yield Fund to avoid the most volatile sectors of the high yield market, was the primary contributor to performance.

While the outlook for the economy is uncertain, we continue to believe the economy can avoid a double-dip recession. A modest, slow growth economy should allow for good relative performance given the attractive yields available in the high yield market. With yield spreads at or near all time wides, most reasonable scenarios appear to be adequately discounted. We continue to expect moderate returns consisting primarily of coupon income and, potentially, a small amount of capital appreciation. Although the market will continue to suffer from some rather high profile defaults, we believe that core industrial and service companies can generate attractive returns in this environment.

The portfolio will continue to emphasize quality and focus on those issues that appear to have an appropriate risk-return trade-off. With limited access to capital, telecommunications will continue to be de-emphasized. We tend to find value in health care and service sectors as well as certain well-capitalized industrials. We are confident that our approach should continue to provide attractive risk-adjusted returns.

                           TOUCHSTONE FAMILY OF FUNDS
                                       [6]

MANAGEMENT DISCUSSION AND ANALYSIS
--------------------------------------------------------------------------------

        Comparison of the Change in Value of a $10,000 Investment in the High Yield Fund* and the Merrill Lynch High Yield Master Index

                -------------------------------------------------
                                 High Yield Fund
                         Average Annual Total Returns**
                         ------------------------------

                                 1 Year        Since Inception***
                Class A          (2.34%)             2.19%
                Class B          (1.98%)            (1.86%)
                Class C           1.74%              1.63%
                -------------------------------------------------

                [line graph]

                High Yield Fund - Class A                 $10,038
                Merrill Lynch High Yield Master Index     $ 9,640

Past performance is not predictive of future performance.

* The chart above represents the performance of Class A shares only, which will vary from the performance of Class B and Class C shares based on the difference in loads and fees paid by shareholders in the different classes.
** The average annual total returns shown above are adjusted for maximum applicable sales charge.
*** Class A, Class B and Class C shares commenced operations on May 1, 2000, May 1, 2001 and May 23, 2000, respectively.

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

                           TOUCHSTONE FAMILY OF FUNDS
                                       [7]

MANAGEMENT DISCUSSION AND ANALYSIS
--------------------------------------------------------------------------------

INTERMEDIATE TERM U.S. GOVERNMENT BOND FUND

In the past year, the bond market, as represented by the Lehman Brothers Intermediate Government Bond Index (the Index), returned 8.87%. Interest rates were driven lower by concerns of a weakening economy, renewed fears of terrorism, and the potential for war with Iraq. The Fund returned 6.83% (Class A, excluding the impact of applicable sales load) for the year compared to the return of the median Intermediate Government Bond fund, as tracked by Lipper Analytical Services Inc, of 7.43%. The main factor influencing performance was the level of interest rate risk taken in the Fund, due to the use of mortgage-backed securities, was less than the interest rate risk in the Index or funds using U.S. Treasuries only.

U.S. Government securities were among best performing sectors of the bond market in the prior 12 months. Economic data painted a weak picture of the economy, prompting the expectation that the Fed will need to lower short-term interest rates further in 2002. The equity markets had one of the worst periods in history as profit outlooks for the rest of the year still look bleak. This, coupled with uncertainty created by terrorism and Iraq, contributed to significant "flight to quality" flows into the U.S. Treasury market. The following table illustrates the significant shift in Treasury rates, which was a dominant factor in the good performance of fixed income for the third year in a row.

                                    9/30/2001   9/30/2002
                                    ---------   ---------
                        2 year         2.80%       1.68%
                        5 year         3.77%       2.56%
                        10 year        4.54%       3.59%
                        30 year        5.37%       4.67%

Mortgage-backed securities outperformed U.S. Treasuries slightly as investors sought quality alternatives to corporate bonds. Even with refinancing activity at all-time highs, mortgage-backed securities offered attractive yields in the market. However, the interest rate risk of this segment of the bond market is less than that of the U.S. Treasury segment. With the significant drop in rates, illustrated above, more interest rate risk meant higher returns over the last 12 months. The Fund's use of mortgage-backed securities to increase yield actually reduced total return (price change plus coupon) versus the Index and other funds that rely primarily on U.S. Treasuries and Agency debt. We believe that the use of higher yielding mortgage-backed securities on an ongoing basis is a strategy that will provide good returns over the long-term.

Although the economy appears to be struggling to recover, we believe the foundation exists for growth in 2003. Given this backdrop, along with U.S. Treasury rates at historic lows, we will maintain the portfolio's short duration. We believe from a sector perspective, mortgage-backed securities offer the most attractive risk/return profile in the market.

                           TOUCHSTONE FAMILY OF FUNDS
                                       [8]

MANAGEMENT DISCUSSION AND ANALYSIS
--------------------------------------------------------------------------------

        Comparison of the Change in Value of a $10,000 Investment in the
              Intermediate Term U.S. Government Bond Fund* and the
               Lehman Brothers Intermediate Government Bond Index

           -----------------------------------------------------------
                   Intermediate Term U.S. Government Bond Fund

                     Average Annual Total Returns**    Total Returns
                     ------------------------------   ----------------
                     1 Year   5 Years   10 Years*** Since Inception****
           Class A    1.80%    5.39%       5.30%              --
           Class B    1.97%      --          --             5.05%
           Class C    5.93%      --          --             7.20%
           -----------------------------------------------------------
           [line graph]

           Intermediate Term U.S. Government Bond Fund         $16,766
           Lehman Brothers Intermediate Government Bond Index  $19,210

Past performance is not predictive of future performance.

* The chart above represents the performance of Class A shares only, which will vary from the performance of Class B and Class C shares based on the difference in loads and fees paid by shareholders in the different classes.
** The average annual total returns shown above are adjusted for maximum applicable sales charge.
*** Class A shares commenced operations on February 6, 1981.
**** Class B and Class C shares commenced operations on May 1, 2001 and March 6, 2001, respectively.

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

                           TOUCHSTONE FAMILY OF FUNDS
                                       [9]

STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2002
-----------------------------------------------------------------------------------------------------------------------

                                                                  U.S. GOVERNMENT     INSTITUTIONAL          MONEY
                                                                   MONEY MARKET      U.S. GOVERNMENT        MARKET
                                                                       FUND         MONEY MARKET FUND        FUND
-----------------------------------------------------------------------------------------------------------------------
ASSETS
Investment securities:
     Investment securities, at amortized cost ................     $  48,807,945      $  46,804,132      $ 112,108,276
     Repurchase agreements ...................................        33,160,000          7,745,000          1,430,000
                                                                   ---------------------------------------------------
Total investment securities ..................................     $  81,967,945      $  54,549,132      $ 113,538,276
Cash .........................................................             1,883              2,204                756
Interest receivable ..........................................           411,971            514,268            830,506
Receivable from affiliates ...................................                --                 62              8,017
Other assets .................................................             7,074              2,928             13,799
                                                                   ---------------------------------------------------
TOTAL ASSETS .................................................        82,388,873         55,068,594        114,391,354
                                                                   ---------------------------------------------------

LIABILITIES
Dividends payable ............................................               574              3,077              3,651
Payable to affiliates ........................................             9,610                 --                 --
Payable for securities purchased .............................                --                 --            217,839
Other accrued expenses and liabilities .......................            46,230             27,738             38,047
                                                                   ---------------------------------------------------
TOTAL LIABILITIES ............................................            56,414             30,815            259,537
                                                                   ---------------------------------------------------

NET ASSETS ...................................................     $  82,332,459      $  55,037,779      $ 114,131,817
                                                                   ===================================================

NET ASSETS CONSIST OF:
Paid-in capital ..............................................     $  82,334,097      $  55,051,995      $ 114,135,149
Accumulated net realized losses from security transactions ...            (1,638)           (14,216)            (3,332)
                                                                   ---------------------------------------------------

NET ASSETS ...................................................     $  82,332,459      $  55,037,779      $ 114,131,817
                                                                   ===================================================

Shares of beneficial interest outstanding
     (unlimited number of shares authorized, no par value) ...        82,334,098         55,051,995        114,166,900
                                                                   ===================================================

Net asset value, offering price and redemption price per share     $        1.00      $        1.00      $        1.00
                                                                   ===================================================

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                      [10]

STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2002
-----------------------------------------------------------------------------------------------------------------------
                                                                                                         INTERMEDIATE
                                                                       CORE               HIGH               TERM
                                                                       BOND               YIELD         U.S. GOVERNMENT
                                                                       FUND               FUND             BOND FUND
-----------------------------------------------------------------------------------------------------------------------
ASSETS
Investment securities:
     At amortized cost .......................................     $  45,358,644      $  28,163,131      $  34,873,835
                                                                   ===================================================
     At market value .........................................     $  46,619,845      $  26,622,955      $  35,958,928
Cash .........................................................             2,834              4,839              1,266
Interest and principal paydowns receivable ...................           531,338            586,681            303,832
Receivable for capital shares sold ...........................            60,454            197,797            235,462
Receivable for investment securities sold ....................         2,193,184                 --          4,647,704
Other assets .................................................            17,206             20,721             23,719
                                                                   ---------------------------------------------------
TOTAL ASSETS .................................................        49,424,861         27,432,993         41,170,911
                                                                   ---------------------------------------------------

LIABILITIES
Dividends payable ............................................            12,840             14,850             14,211
Payable for capital shares redeemed ..........................            50,247                  8             35,655
Payable for securities purchased .............................         3,165,108                 --          5,574,263
Payable to affiliates ........................................            28,944             15,777              6,482
Other accrued expenses and liabilities .......................            53,799             17,453             32,314
                                                                   ---------------------------------------------------
TOTAL LIABILITIES ............................................         3,310,938             48,088          5,662,925
                                                                   ---------------------------------------------------

NET ASSETS ...................................................     $  46,113,923      $  27,384,905      $  35,507,986
                                                                   ===================================================

NET ASSETS CONSIST OF:
Paid-in capital ..............................................     $  44,653,151      $  29,137,044      $  36,037,645
Accumulated net realized gains (losses) from
     security transactions ...................................           199,571           (211,963)        (1,614,752)
Net unrealized appreciation/depreciation on investments ......         1,261,201         (1,540,176)         1,085,093
                                                                   ---------------------------------------------------

NET ASSETS ...................................................     $  46,113,923      $  27,384,905      $  35,507,986
                                                                   ===================================================

PRICING OF CLASS A SHARES
Net assets attributable to Class A shares ....................     $  42,529,534      $  24,609,498      $  33,011,493
                                                                   ===================================================
Shares of beneficial interest outstanding
        (unlimited number of shares authorized, no par value)          4,157,511          2,865,744          2,953,217
                                                                   ===================================================
Net asset value and redemption price per share ...............     $       10.23      $        8.59      $       11.18
                                                                   ===================================================
Maximum offering price per share .............................     $       10.74      $        9.02      $       11.74
                                                                   ===================================================

PRICING OF CLASS B SHARES
Net assets attributable to Class B shares ....................     $   1,162,899      $   1,853,684      $   1,171,442
                                                                   ===================================================
Shares of beneficial interest outstanding
        (unlimited number of shares authorized, no par value)            119,536            215,841            104,785
                                                                   ===================================================
Net asset value, offering price and redemption price per share*    $        9.73      $        8.59      $       11.18
                                                                   ===================================================

Redemption price per share varies by length of time shares are held.

                           TOUCHSTONE FAMILY OF FUNDS
                                      [11]

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------
                                                                                                         INTERMEDIATE
                                                                       CORE               HIGH               TERM
                                                                       BOND               YIELD         U.S. GOVERNMENT
                                                                       FUND               FUND             BOND FUND
-----------------------------------------------------------------------------------------------------------------------
PRICING OF CLASS C SHARES
Net assets attributable to Class C shares ....................     $   2,421,490      $     921,723      $   1,325,051
                                                                   ===================================================
Shares of beneficial interest outstanding
     (unlimited number of shares authorized, no par value) ...           248,705            107,156            118,665
                                                                   ===================================================
Net asset value, offering price and redemption price per share*    $        9.74      $        8.60      $       11.17
                                                                   ===================================================

*Redemption price per share varies by length of time shares are held.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                      [12]

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED SEPTEMBER 30, 2002
-----------------------------------------------------------------------------------------------------------------------
                                                                  U.S. GOVERNMENT     INSTITUTIONAL          MONEY
                                                                       MONEY         U.S. GOVERNMENT         MARKET
                                                                    MARKET FUND     MONEY MARKET FUND        FUND
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest income ..............................................     $   1,384,374      $   1,362,223      $   2,287,546
                                                                   ---------------------------------------------------

EXPENSES
Investment advisory fees .....................................           340,438            122,344            418,756
Distribution expenses ........................................           245,340             61,171            306,254
Transfer agent fees ..........................................           141,179             40,788            153,175
Postage and supplies .........................................            83,654             23,337             87,031
Reports to shareholders ......................................            42,304             12,376             66,717
Custodian fees ...............................................            31,295             22,200             41,050
Accounting services fees .....................................            30,000             30,000             31,000
Professional fees ............................................            23,436             20,370             24,281
Registration fees ............................................            18,673              9,447             29,172
Trustees' fees and expenses ..................................             6,000              6,000              6,000
Other expenses ...............................................             2,918              3,360              3,031
                                                                   ---------------------------------------------------
TOTAL EXPENSES ...............................................           965,237            351,393          1,166,467
Fees waived and/or expenses reimbursed by the Adviser ........          (299,300)          (106,748)          (597,843)
                                                                   ---------------------------------------------------
NET EXPENSES .................................................           665,937            244,645            568,624
                                                                   ---------------------------------------------------

NET INVESTMENT INCOME ........................................           718,437          1,117,578          1,718,922
                                                                   ---------------------------------------------------

NET REALIZED GAINS (LOSSES) FROM SECURITY TRANSACTIONS .......             1,831                 (1)             7,440
                                                                   ---------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS ...................     $     720,268      $   1,117,577      $   1,726,362
                                                                   ===================================================

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                      [13]

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED SEPTEMBER 30, 2002
-----------------------------------------------------------------------------------------------------------------------
                                                                                                         INTERMEDIATE
                                                                       CORE               HIGH               TERM
                                                                       BOND               YIELD         U.S. GOVERNMENT
                                                                       FUND               FUND             BOND FUND
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest income ..............................................     $   2,234,757      $   1,079,974      $   1,725,655
                                                                   ---------------------------------------------------

EXPENSES
Investment advisory fees .....................................           213,080             73,048            165,585
Distribution expenses, Class A ...............................           101,527             38,591            113,131
Distribution expenses, Class B ...............................             4,200              7,622              2,760
Distribution expenses, Class C ...............................            15,851              3,864              5,180
Transfer agent fees, Class A .................................            25,065             12,000             38,200
Transfer agent fees, Class B .................................            12,000             12,000             12,000
Transfer agent fees, Class C .................................            12,000             12,000             12,000
Accounting services fees .....................................            25,806             48,000             48,000
Sponsor fees .................................................            85,233             24,349                 --
Custodian fees ...............................................            73,815              8,925             17,188
Registration fees, Class A ...................................             5,760             11,677             11,768
Registration fees, Class B ...................................             4,354             12,279             12,886
Registration fees, Class C ...................................             7,472             11,262             11,513
Reports to shareholders ......................................            27,013              7,239             15,895
Professional fees ............................................            14,876             15,000             25,500
Postage and supplies .........................................                --             12,090             30,850
Trustees' fees and expenses ..................................             6,678              8,100              8,100
Administration fee ...........................................            12,530                 --                 --
Other expenses ...............................................             1,806              8,065              1,800
                                                                   ---------------------------------------------------
TOTAL EXPENSES ...............................................           649,066            326,111            532,356
Sponsor fees waived ..........................................           (85,233)           (24,349)                --
Fees waived and/or expenses reimbursed by the Adviser ........          (166,525)          (164,706)          (197,624)
                                                                   ---------------------------------------------------
NET EXPENSES .................................................           397,308            137,056            334,732
                                                                   ---------------------------------------------------

NET INVESTMENT INCOME ........................................         1,837,449            942,918          1,390,923
                                                                   ---------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains (losses) from security transactions .......         2,042,111           (167,535)           874,398
Net change in unrealized appreciation/depreciation
     on investments ..........................................          (241,692)          (768,373)          (227,956)
                                                                   ---------------------------------------------------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS ....         1,800,419           (935,908)           646,442
                                                                   ---------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS ...................     $   3,637,868      $       7,010      $   2,037,365
                                                                   ===================================================

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                      [14]

STATEMENTS OF CHANGES IN NET ASSETS
----------------------------------------------------------------------------------------------------------------------------------
                                                                  U.S. GOVERNMENT                         INSTITUTIONAL
                                                                        MONEY                            U.S. GOVERNMENT
                                                                     MARKET FUND                        MONEY MARKET FUND
----------------------------------------------------------------------------------------------------------------------------------
                                                               YEAR               YEAR               YEAR               YEAR
                                                               ENDED              ENDED              ENDED              ENDED
                                                             SEPT. 30,          SEPT. 30,          SEPT. 30,          SEPT. 30,
                                                               2002               2001               2002               2001
----------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income ................................     $     718,437      $   3,305,410      $   1,117,578      $   3,458,903
Net realized gains (losses) from security transactions             1,831                 --                 (1)             8,128
                                                           ----------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS ...........           720,268          3,305,410          1,117,577          3,467,031
                                                           ----------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income ...........................          (718,444)        (3,305,403)        (1,117,578)        (3,458,903)
                                                           ----------------------------------------------------------------------

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold ............................       178,163,655        199,511,199        101,713,944        199,858,019
Reinvested distributions .............................           705,421          3,197,845          1,053,065          3,169,442
Payments for shares redeemed .........................      (161,489,086)      (217,628,593)      (127,810,053)      (181,261,262)
                                                           ----------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL
      SHARE TRANSACTIONS .............................        17,379,990        (14,919,549)       (25,043,044)        21,766,199
                                                           ----------------------------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS ..............        17,381,814        (14,919,542)       (25,043,045)        21,774,327

NET ASSETS
Beginning of year ....................................        64,950,645         79,870,187         80,080,824         58,306,497
                                                           ----------------------------------------------------------------------
End of year ..........................................     $  82,332,459      $  64,950,645      $  55,037,779      $  80,080,824
                                                           ======================================================================

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                      [15]

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------------------
                                                                        MONEY
                                                                        MARKET
                                                                         FUND
--------------------------------------------------------------------------------------------
                                                               YEAR               YEAR
                                                               ENDED              ENDED
                                                             SEPT. 30,          SEPT. 30,
                                                               2002               2001
--------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income ................................     $   1,718,922      $   3,039,207
Net realized gains from security transactions ........             7,440                 --
                                                           --------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS ...........         1,726,362          3,039,207
                                                           --------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income ...........................        (1,750,681)        (3,038,636)
                                                           --------------------------------

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold ............................       237,175,210        189,898,215
Reinvested distributions .............................         1,721,476          2,961,234
Payments for shares redeemed .........................      (209,192,629)      (151,342,777)
                                                           --------------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL
     SHARE TRANSACTIONS ..............................        29,704,057         41,516,672
                                                           --------------------------------

TOTAL INCREASE IN NET ASSETS .........................        29,679,738         41,517,243

NET ASSETS
Beginning of year ....................................        84,452,079         42,934,836
                                                           --------------------------------
End of year ..........................................     $ 114,131,817      $  84,452,079
                                                           ================================

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                      [16]

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------------------
                                                                    CORE BOND FUND
--------------------------------------------------------------------------------------------
                                                               YEAR               YEAR
                                                               ENDED              ENDED
                                                             SEPT. 30,          SEPT. 30,
                                                               2002              2001(A)
--------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income ................................     $   1,837,449      $   1,565,115
Net realized gains from security transactions ........         2,042,111             53,133
Net change in unrealized appreciation/depreciation
     on investments ..................................          (241,692)         1,775,907
                                                           --------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS ...........         3,637,868          3,394,155
                                                           --------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income, Class A ..................        (1,853,643)        (1,505,416)
From net investment income, Class B ..................           (20,382)              (262)
From net investment income, Class C ..................           (65,322)           (60,346)
                                                           --------------------------------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS
     TO SHAREHOLDERS .................................        (1,939,347)        (1,566,024)
                                                           --------------------------------

FROM CAPITAL SHARE TRANSACTIONS
CLASS A
Proceeds from shares sold ............................        96,813,315         36,753,910
Reinvested distributions .............................         1,768,192          1,549,559
Payments for shares redeemed .........................       (97,378,974)       (22,477,241)
                                                           --------------------------------
NET INCREASE IN NET ASSETS FROM CLASS
     A SHARE TRANSACTIONS ............................         1,202,533         15,826,228
                                                           --------------------------------

CLASS B
Proceeds from shares sold ............................         1,210,803             29,171
Reinvested distributions .............................            18,376                262
Payments for shares redeemed .........................          (113,274)                --
                                                           --------------------------------
NET INCREASE IN NET ASSETS FROM CLASS B
     SHARE TRANSACTIONS ..............................         1,115,905             29,433
                                                           --------------------------------

CLASS C
Proceeds from shares sold ............................         1,385,402            729,230
Reinvested distributions .............................            48,961             52,880
Payments for shares redeemed .........................          (572,464)          (309,004)
                                                           --------------------------------
NET INCREASE IN NET ASSETS FROM CLASS C
     SHARE TRANSACTIONS ..............................           861,899            473,106
                                                           --------------------------------

TOTAL INCREASE IN NET ASSETS .........................         4,878,858         18,156,898

NET ASSETS
Beginning of year ....................................        41,235,065         23,078,167
                                                           --------------------------------
End of year ..........................................     $  46,113,923      $  41,235,065
                                                           ================================

(A) Except for Class B shares which represents the year from commencement of operations (May 1, 2001) through September 30, 2001.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                      [17]

STATEMENTS OF CHANGES IN NET ASSETS
----------------------------------------------------------------------------------------------------------------------------------
                                                                         HIGH                           INTERMEDIATE TERM
                                                                         YIELD                            U.S. GOVERNMENT
                                                                         FUND                               BOND FUND
----------------------------------------------------------------------------------------------------------------------------------
                                                               YEAR               YEAR               YEAR               YEAR
                                                               ENDED              ENDED              ENDED              ENDED
                                                             SEPT. 30,          SEPT. 30,          SEPT. 30,          SEPT. 30,
                                                               2002              2001(A)             2002              2001(A)
----------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income ................................     $     942,918      $     719,934      $   1,390,923      $   1,773,563
Net realized gains (losses) from security transactions          (167,535)           (33,486)           874,398            358,916
Net change in unrealized appreciation/depreciation
      on investments .................................          (768,373)          (825,755)          (227,956)         1,793,962
                                                           ----------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS              7,010           (139,307)         2,037,365          3,926,441
                                                           ----------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income - Class A .................          (858,073)          (713,040)        (1,378,658)        (1,771,717)
From net investment income - Class B .................           (56,724)            (2,151)            (8,760)              (143)
From net investment income - Class C .................           (28,125)            (4,738)           (16,859)            (1,703)
From net realized gains - Class A ....................           (10,686)            (7,517)                --                 --
From net realized gains - Class B ....................              (152)               (68)                --                 --
From net realized gains - Class C ....................              (158)               (67)                --                 --
                                                           ----------------------------------------------------------------------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS
     TO SHAREHOLDERS .................................          (953,918)          (727,581)        (1,404,277)        (1,773,563)
                                                           ----------------------------------------------------------------------

FROM CAPITAL SHARE TRANSACTIONS
CLASS A
Proceeds from shares sold ............................        17,197,271            854,028         48,640,746         11,377,408
Reinvested distributions .............................           838,086            716,712          1,171,038          1,504,475
Payments for shares redeemed .........................          (664,951)           (55,029)       (50,501,508)       (17,811,699)
                                                           ----------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
     CLASS A SHARE TRANSACTIONS ......................        17,370,406          1,515,711           (689,724)        (4,929,816)
                                                           ----------------------------------------------------------------------

CLASS B
Proceeds from shares sold ............................         1,918,019             81,818          1,246,060             19,349
Reinvested distributions .............................            23,059                409              8,104                143
Payments for shares redeemed .........................           (29,210)              (900)          (123,803)                --
                                                           ----------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
      CLASS B SHARE TRANSACTIONS .....................         1,911,868             81,327          1,130,361             19,492
                                                           ----------------------------------------------------------------------

CLASS C
Proceeds from shares sold ............................         1,104,717            131,960          1,500,542            273,147
Reinvested distributions .............................            11,433              3,567             11,378              1,486
Payments for shares redeemed .........................          (204,180)           (67,090)          (375,792)          (115,286)
                                                           ----------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
      CLASS C SHARE TRANSACTIONS .....................           911,970             68,437          1,136,128            159,347
                                                           ----------------------------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS ..............        19,247,336            798,587          2,209,853         (2,598,099)
                                                           ----------------------------------------------------------------------

NET ASSETS
Beginning of year ....................................         8,137,569          7,338,982         33,298,133         35,896,232
                                                           ----------------------------------------------------------------------
End of year ..........................................     $  27,384,905      $   8,137,569      $  35,507,986      $  33,298,133
                                                           ======================================================================

(A) Except for Class B shares of the High Yield Fund and Intermediate Term U.S. Government Bond Fund which represents the year from commencement of operations (May 1, 2001) through September 30, 2001 and Class C shares of the Intermediate Term U.S. Government Bond Fund which represents the year from commencement of operations (March 6, 2001) through September 30, 2001.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                      [18]

U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------
                                                       PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
------------------------------------------------------------------------------------------------------------------
                                                                    YEAR ENDED SEPTEMBER 30,
                                                  ----------------------------------------------------------------
                                                    2002          2001          2000        1999        1998
------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year .........    $  1.000      $  1.000      $  1.000    $  1.000    $  1.000
                                                  ------------------------------------------------------------

Net investment income ........................       0.010         0.041         0.049       0.040       0.046
                                                  ------------------------------------------------------------

Net realized gains on investments ............       0.000(A)         --            --          --          --
                                                  ------------------------------------------------------------

Dividends from net investment income .........      (0.010)       (0.041)       (0.049)     (0.040)     (0.046)
                                                  ------------------------------------------------------------

Net asset value at end of year ...............    $  1.000      $  1.000      $  1.000    $  1.000    $  1.000
                                                  ============================================================

Total return .................................        1.03%         4.18%         5.02%       4.02%       4.74%
                                                  ============================================================

Net assets at end of year (000's) ............    $ 82,332      $ 64,951      $ 79,870    $110,060    $102,481
                                                  ============================================================

Ratio of net expenses to
     average net assets ......................        0.95%         0.95%         0.95%       0.95%       0.91%(B)

Ratio of net investment income to
     average net assets ......................        1.02%         4.23%         4.86%       3.95%       4.63%

(A)  Amount rounds to less than $0.0005.

(B) Absent voluntary fee waivers, the ratio of expenses to average net assets would have been 0.94% for the year ended September 30, 1998.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                      [19]

INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------
                                                       PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
------------------------------------------------------------------------------------------------------------------
                                                                    YEAR ENDED SEPTEMBER 30,
                                                  ----------------------------------------------------------------
                                                    2002          2001          2000        1999        1998
------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year .........    $  1.000      $  1.000      $  1.000    $  1.000    $  1.000
                                                  ------------------------------------------------------------

Net investment income ........................       0.018         0.049         0.057       0.047       0.052
                                                  ------------------------------------------------------------

Net realized losses on investments ...........      (0.000)(A)        --            --          --          --
                                                  ------------------------------------------------------------

Dividends from net investment income .........      (0.018)       (0.049)       (0.057)     (0.047)     (0.052)
                                                  ------------------------------------------------------------

Net asset value at end of year ...............    $  1.000      $  1.000      $  1.000    $  1.000    $  1.000
                                                  ============================================================

Total return .................................        1.81%         5.02%         5.83%       4.78%       5.30%
                                                  ============================================================

Net assets at end of year (000's) ............    $ 55,038      $ 80,081      $ 58,306    $ 49,848    $ 44,797
                                                  ============================================================

Ratio of net expenses to
     average net assets ......................        0.40%         0.40%         0.40%       0.40%(B)    0.40%(B)

Ratio of net investment income to
     average net assets ......................        1.83%         4.90%         5.73%       4.68%       5.17%

(A)  Amount rounds to less than $0.0005.

(B) Absent voluntary fee waivers, the ratio of expenses to average net assets would have been 0.47% and 0.45% for the years ended September 30, 1999 and 1998, respectively.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                      [20]

MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------
                                                       PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
------------------------------------------------------------------------------------------------------------------
                                                                    YEAR ENDED SEPTEMBER 30,
                                                  ----------------------------------------------------------------
                                                    2002          2001          2000        1999        1998
------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year .........    $  1.000      $  1.000      $  1.000    $  1.000    $  1.000
                                                  ------------------------------------------------------------

Net investment income ........................       0.020         0.048         0.056       0.046       0.050
                                                  ------------------------------------------------------------

Net realized gains on investments ............       0.000(A)         --            --          --          --
                                                  ------------------------------------------------------------

Dividends from net investment income .........      (0.020)       (0.048)       (0.056)     (0.046)     (0.050)
                                                  ------------------------------------------------------------

Net asset value at end of year ...............    $  1.000      $  1.000      $  1.000    $  1.000    $  1.000
                                                  ============================================================

Total return .................................        2.05%         4.91%         5.79%       4.74%       5.07%
                                                  ============================================================

Net assets at end of year (000's) ............    $114,132      $ 84,452      $ 42,935    $ 23,198    $ 18,492
                                                  ============================================================

Ratio of net expenses
     to average net assets ...................        0.65%         0.65%         0.65%       0.65%(B)    0.79%

Ratio of net investment income
     to average net assets ...................        1.96%         4.60%         5.75%       4.63%       4.95%

(A)  Amount rounds to less than $0.0005.

(B) Absent voluntary fee waivers, the ratio of expenses to average net assets would have been 1.11% for the year ended September 30, 1999.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                      [21]

CORE BOND FUND - CLASS A
FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------------------------------------------------------
                                                              Per Share Data for a Share Outstanding Throughout Each Period
---------------------------------------------------------------------------------------------------------------------------
                                                    Year          Year      Nine Months     Year        Year        Year
                                                   Ended         Ended         Ended       Ended       Ended       Ended
                                                  Sept. 30,     Sept. 30,     Sept. 30,   Dec. 31,    Dec. 31,    Dec. 31,
                                                    2002          2001        2000(A)       1999        1998        1997
---------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period .......    $  10.04      $   9.50      $   9.47    $  10.39    $  10.22    $  10.17
                                                  ------------------------------------------------------------------------

Income (loss) from investment operations:
     Net investment income ...................        0.44          0.53          0.48        0.59        0.55        0.61
     Net realized and unrealized gains
          (losses) on investments ............        0.21          0.54          0.03       (0.76)       0.30        0.11
                                                  ------------------------------------------------------------------------
Total from investment operations .............        0.65          1.07          0.51       (0.17)       0.85        0.72
                                                  ------------------------------------------------------------------------

Less distributions:
     Dividends from net investment income ....       (0.46)        (0.53)        (0.48)      (0.68)      (0.57)      (0.66)
     Distributions from net realized gains ...          --            --            --          --       (0.11)      (0.01)
     Return of capital .......................          --            --            --       (0.07)         --          --
                                                  ------------------------------------------------------------------------
Total distributions ..........................       (0.46)        (0.53)        (0.48)      (0.75)      (0.68)      (0.67)
                                                  ------------------------------------------------------------------------

Net asset value at end of period .............    $  10.23      $  10.04      $   9.50    $   9.47    $  10.39    $  10.22
                                                  ========================================================================

Total return(B) ..............................        6.66%        11.61%         5.50%(C)   (1.68%)      8.56%       7.30%
                                                  ========================================================================

Net assets at end of period (000's) ..........    $ 42,530      $ 39,683      $ 22,086    $  4,310    $  4,924    $  1,685
                                                  ========================================================================

Ratio of net expenses to
     average net assets ......................        0.90%         0.90%         0.90%(D)    0.90%       0.90%       0.90%

Ratio of net investment income to
     average net assets ......................        4.37%         5.41%         6.16%(D)    5.92%       5.68%       6.08%

Portfolio turnover rate ......................         205%           93%          126%(D)      57%        170%         88%

(A) Effective after the close of business on September 30, 2000, the Fund changed its fiscal year-end to September 30.

(B)  Total returns shown exclude the effect of applicable sales loads.

(C)  Not annualized.

(D)  Annualized.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                      [22]

CORE BOND FUND - CLASS B
FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------
               PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
----------------------------------------------------------------------------
                                                    YEAR         PERIOD
                                                   ENDED         ENDED
                                                  SEPT. 30,     SEPT. 30,
                                                    2002        2001(A)
----------------------------------------------------------------------------
Net asset value at beginning of period .......    $   9.59      $   9.33
                                                  ----------------------

Income from investment operations:
     Net investment income ...................        0.39          0.18
     Net realized and unrealized gains
       on investments ........................        0.16          0.26
                                                  ----------------------
Total from investment operations .............        0.55          0.44
                                                  ----------------------

Dividends from net investment income .........       (0.41)        (0.18)
                                                  ----------------------

Net asset value at end of period .............    $   9.73      $   9.59
                                                  ======================

Total return(B) ..............................        5.89%         4.78%(C)
                                                  ======================

Net assets at end of period (000's) ..........    $  1,163      $     30
                                                  ======================

Ratio of net expenses to
     average net assets ......................        1.65%         1.60%(D)

Ratio of net investment income to
     average net assets ......................        3.64%         4.29%(D)

Portfolio turnover rate ......................         205%           93%

(A) Represents the period from commencement of operations (May 1, 2001) through September 30, 2001.

(B)  Total returns shown exclude the effect of applicable sales load.

(C)  Not annualized.

(D)  Annualized.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                      [23]

CORE BOND FUND - CLASS C
FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------------------
                                       PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
----------------------------------------------------------------------------------------------------
                                                    YEAR          YEAR      NINE MONTHS     YEAR
                                                   ENDED         ENDED         ENDED       ENDED
                                                  SEPT. 30,     SEPT. 30,     SEPT. 30,   DEC. 31,
                                                    2002          2001        2000(B)     1999(A)
----------------------------------------------------------------------------------------------------
Net asset value at beginning of period .......    $   9.59      $   9.07      $   9.15    $  10.08
                                                  ------------------------------------------------

Income (loss) from investment operations:
      Net investment income ..................        0.37          0.45          0.37        0.51
      Net realized and unrealized gains
        (losses) on investments ..............        0.17          0.53         (0.03)      (0.75)
                                                  ------------------------------------------------
Total from investment operations .............        0.54          0.98          0.34       (0.24)
                                                  ------------------------------------------------

Less distributions:
      Dividends from net investment income ...       (0.39)        (0.46)        (0.42)      (0.62)
      Return of capital ......................          --            --            --       (0.07)
                                                  ------------------------------------------------
Total distributions ..........................       (0.39)        (0.46)        (0.42)      (0.69)
                                                  ------------------------------------------------

Net asset value at end of period .............    $   9.74      $   9.59      $   9.07    $   9.15
                                                  ================================================

Total return(C) ..............................        5.82%        11.10%         3.87%(D)   (2.41%)
                                                  ================================================

Net assets at end of period (000's) ..........    $  2,421      $  1,522      $    992    $    998
                                                  ================================================

Ratio of net expenses to average net assets ..        1.65%         1.65%         1.65%(E)    1.65%

Ratio of net investment income to
     average net assets ......................        3.70%         4.73%         5.41%(E)    5.18%

Portfolio turnover rate ......................         205%           93%          126%(E)     120%

(A) Represents the period from commencement of operations (January 1, 1999) through September 30, 2001.

(B) Effective after the close of business on September 30, 2000, the Fund changed its fiscal year-end to September 30.

(C)  Total returns shown exclude the effect of applicable sales loads.

(D)  Not annualized.

(E)  Annualized.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                      [24]

HIGH YIELD FUND - CLASS A
FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------
                             PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------------------------------------------------------------------------------------
                                                    YEAR          YEAR         PERIOD
                                                   ENDED         ENDED         ENDED
                                                  SEPT. 30,     SEPT. 30,     SEPT. 30,
                                                    2002          2001         2000(A)
------------------------------------------------------------------------------------------
Net asset value at beginning of period .......    $   9.07      $  10.09      $  10.00
                                                  ------------------------------------

Income (loss) from investment operations:
      Net investment income ..................        0.72          0.90          0.33
      Net realized and unrealized gains
        (losses) on investments ..............       (0.47)        (1.01)         0.09
                                                  ------------------------------------
Total from investment operations .............        0.25         (0.11)         0.42
                                                  ------------------------------------

Less distributions:
      Dividends from net investment income ...       (0.72)        (0.90)        (0.33)
      Distributions from net realized gains ..       (0.01)        (0.01)           --
                                                  ------------------------------------
Total distributions ..........................       (0.73)        (0.91)        (0.33)
                                                  ------------------------------------

Net asset value at end of period .............    $   8.59      $   9.07      $  10.09
                                                  ====================================

Total return(B) ..............................        2.50%        (1.34%)        4.20%(C)
                                                  ====================================

Net assets at end of period (000's) ..........    $ 24,609      $  7,991      $  7,327
                                                  ====================================

Ratio of net expenses to average net assets ..        1.05%         1.05%         1.04%(D)

Ratio of net investment income to
     average net assets ......................        7.79%         9.20%         7.77%(D)

Portfolio turnover rate ......................          53%           67%           13%(D)

(A) Represents the period from commencement of operations (May 1, 2000) through September 30, 2000.

(B)  Total returns shown exclude the effect of applicable sales loads.

(C)  Not annualized.

(D)  Annualized.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                      [25]

HIGH YIELD FUND - CLASS B
FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------
                PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-----------------------------------------------------------------------------
                                                    YEAR         PERIOD
                                                   ENDED         ENDED
                                                  SEPT. 30,     SEPT. 30,
                                                    2002        2001(A)
-----------------------------------------------------------------------------
Net asset value at beginning of period .......    $   9.08      $   9.85
                                                  ----------------------

Income (loss) from investment operations:
     Net investment income ...................        0.66          0.35
     Net realized and unrealized
       losses on investments .................       (0.48)        (0.76)
                                                  ----------------------
Total from investment operations .............        0.18         (0.41)
                                                  ----------------------
Less distributions:
     Dividends from net investment income ....       (0.66)        (0.35)
     Distributions from net realized gains ...       (0.01)        (0.01)
                                                  ----------------------
Total distributions ..........................       (0.67)        (0.36)
                                                  ----------------------

Net asset value at end of period .............    $   8.59      $   9.08
                                                  ======================

Total return(B) ..............................        1.80%        (4.38%)(C)
                                                  ======================

Net assets at end of period (000's) ..........    $  1,854      $     75
                                                  ======================

Ratio of net expenses to average net assets ..        1.80%         1.78%(D)

Ratio of net investment income to
     average net assets ......................        6.93%         8.34%(D)

Portfolio turnover rate ......................          53%           67%

(A) Represents the period from commencement of operations (May 1, 2001) through September 30, 2001.

(B)  Total returns shown exclude the effect of applicable sales load.

(C)  Not annualized.

(D)  Annualized.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                      [26]

HIGH YIELD FUND - CLASS C
FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------
                             PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------------------------------------------------------------------------------------
                                                    YEAR          YEAR         PERIOD
                                                   ENDED         ENDED         ENDED
                                                  SEPT. 30,     SEPT. 30,     SEPT. 30,
                                                    2002          2001        2000(A)
------------------------------------------------------------------------------------------
Net asset value at beginning of period .......    $   9.09      $  10.11      $  10.00
                                                  ------------------------------------

Income (loss) from investment operations:
     Net investment income ...................        0.66          0.83          0.27
     Net realized and unrealized gains
       (losses) on investments ...............       (0.48)        (1.01)         0.15
                                                  ------------------------------------
Total from investment operations .............        0.18         (0.18)         0.42
                                                  ------------------------------------

Less distributions:
     Dividends from net investment income ....       (0.66)        (0.83)        (0.27)
     Distributions from net realized gains ...       (0.01)        (0.01)        (0.04)
                                                  ------------------------------------
Total distributions ..........................       (0.67)        (0.84)        (0.31)
                                                  ------------------------------------

Net asset value at end of period .............    $   8.60      $   9.09      $  10.11
                                                  ====================================

Total return(B) ..............................        1.74%        (2.03%)        4.21%(C)
                                                  ====================================

Net assets at end of period (000's) ..........    $    922      $     72      $     12
                                                  ====================================

Ratio of net expenses to average net assets ..        1.80%         1.80%         1.80%(D)

Ratio of net investment income to
     average net assets ......................        6.96%         8.37%         7.91%(D)

Portfolio turnover rate ......................          53%           67%           13%(D)

(A) Represents the period from commencement of operations (May 23, 2000) through September 30, 2000.

(B)  Total returns shown exclude the effect of applicable sales loads.

(C)  Not annualized.

(D)  Annualized.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                      [27]

INTERMEDIATE TERM U.S. GOVERNMENT BOND FUND
- CLASS A
FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------------------------------------------
                                                    PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
---------------------------------------------------------------------------------------------------------------
                                                                    YEAR ENDED SEPTEMBER 30,
                                                  -------------------------------------------------------------
                                                    2002          2001          2000        1999        1998
---------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year .........    $  10.92      $  10.27      $  10.34    $  11.15    $  10.67
                                                  ------------------------------------------------------------

Income (loss) from investment operations:
     Net investment income ...................        0.46          0.55          0.59        0.60        0.61
     Net realized and unrealized gains
       (losses) on investments ...............        0.26          0.65         (0.07)      (0.81)       0.48
                                                  ------------------------------------------------------------
Total from investment operations .............        0.72          1.20          0.52       (0.21)       1.09
                                                  ------------------------------------------------------------

Dividends from net investment income .........       (0.46)        (0.55)        (0.59)      (0.60)      (0.61)
                                                  ------------------------------------------------------------

Net asset value at end of year ...............    $  11.18      $  10.92      $  10.27    $  10.34    $  11.15
                                                  ============================================================

Total return(A) ..............................        6.83%        11.94%         5.29%      (1.93%)     10.54%
                                                  ============================================================

Net assets at end of year (000's) ............    $ 33,011      $ 33,118      $ 35,896    $ 45,060    $ 51,168
                                                  ============================================================

Ratio of net expenses to average net assets ..        0.99%         0.99%         0.99%       0.99%       0.99%

Ratio of net investment income to
     average net assets ......................        4.22%         5.19%         5.87%       5.59%       5.64%

Portfolio turnover rate ......................         156%           53%           27%         58%         29%

(A)  Total returns shown exclude the effect of applicable sales loads.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                      [28]

INTERMEDIATE TERM U.S. GOVERNMENT BOND FUND
- CLASS B
FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------
               PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
----------------------------------------------------------------------------
                                                    YEAR         PERIOD
                                                   ENDED         ENDED
                                                  SEPT. 30,     SEPT. 30,
                                                    2002        2001(A)
----------------------------------------------------------------------------
Net asset value at beginning of period .......    $  10.92      $  10.59
                                                  ----------------------

Income from investment operations:
     Net investment income ...................        0.37          0.19
     Net realized and unrealized gains
       on investments ........................        0.26          0.33
                                                  ----------------------
Total from investment operations .............        0.63          0.52
                                                  ----------------------

Dividends from net investment income .........       (0.37)        (0.19)
                                                  ----------------------

Net asset value at end of period .............    $  11.18      $  10.92
                                                  ======================

Total return(B) ..............................        5.97%         4.96%(C)
                                                  ======================

Net assets at end of period (000's) ..........    $  1,171      $     20
                                                  ======================

Ratio of net expenses to average net assets ..        1.83%         1.83%(D)

Ratio of net investment income to
     average net assets ......................        3.14%         4.02%(D)

Portfolio turnover rate ......................         156%           53%

(A) Represents the period from commencement of operations (May 1, 2001) through September 30, 2001.

(B)  Total returns shown exclude the effect of applicable sales loads.

(C)  Not annualized.

(D)  Annualized.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                      [29]

INTERMEDIATE TERM U.S. GOVERNMENT BOND FUND
- CLASS C
FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------
               PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
----------------------------------------------------------------------------
                                                    YEAR         PERIOD
                                                   ENDED         ENDED
                                                  SEPT. 30,     SEPT. 30,
                                                    2002        2001(A)
----------------------------------------------------------------------------
Net asset value at beginning of period .......    $  10.91      $  10.65
                                                  ----------------------

Income from investment operations:
     Net investment income ...................        0.37          0.29
     Net realized and unrealized
       gains on investments ..................        0.26          0.26
                                                  ----------------------
Total from investment operations .............        0.63          0.55
                                                  ----------------------

Dividends from net investment income .........       (0.37)        (0.29)
                                                  ----------------------

Net asset value at end of period .............    $  11.17      $  10.91
                                                  ======================

Total return(B) ..............................        5.93%         5.29%(C)
                                                  ======================

Net assets at end of period (000's) ..........    $  1,325      $    160
                                                  ======================

Ratio of net expenses to average net assets ..        1.85%         1.85%(D)

Ratio of net investment income to
     average net assets ......................        3.24%         4.14%(D)

Portfolio turnover rate ......................         156%           53%

(A) Represents the period from commencement of operations (March 6, 2001) through September 30, 2001.

(B)  Total returns shown exclude the effect of applicable sales loads.

(C)  Not annualized.

(D)  Annualized.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                      [30]

NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2002
--------------------------------------------------------------------------------

1.   ORGANIZATION

The U.S. Government Money Market Fund (formerly the Short Term Government Income
Fund), Institutional U.S. Government Money Market Fund (formerly the Institutional Government Income Fund), Money Market Fund, Core Bond Fund (formerly the Bond Fund), High Yield Fund and Intermediate Term U.S. Government Bond Fund (formerly the Intermediate Term Government Income Fund) (individually, a Fund, and collectively, the Funds) are each a series of Touchstone Investment Trust (the Trust). The Trust is registered under the Investment Company Act of 1940 (the Act) as an open-end management investment company. The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated December 7, 1980. The Declaration of Trust, as amended, permits the Trustees to issue an unlimited number of shares of each Fund.

The U.S. Government Money Market Fund seeks high current income, consistent with the protection of capital, by investing primarily (at least 80% of assets), under normal circumstances, in securities issued by the U.S. Government or its agencies, including mortgage-related U.S. Government securities.

The Institutional U.S. Government Money Market Fund seeks high current income, consistent with the protection of capital, by investing primarily (at least 80% of assets), under nomal circumstances, in securities issued by the U.S. Treasury or agencies of the U.S. Government, including mortgage-related U.S. Government securities.

The Money Market Fund seeks high current income, consistent with liquidity and stability of principal, by investing in high-quality money market instruments.

The Core Bond Fund seeks to provide as high a level of current income as is consistent with the preservation of capital, by investing primarily, under nomal circumstances, in bonds (at least 80% of assets). The Fund expects to have an average effective maturity of between 5 and 15 years. The Fund invests at least 65% of total assets in investment grade securities. Capital appreciation is a secondary goal.

The High Yield Fund seeks to achieve a high level of income as its main goal. The Fund invests primarily, under nomal circumstances, in non-investment grade debt securities (at least 80% of assets). The Fund expects to have an average maturity of between 6 and 10 years, but it may vary between 4 and 12 years. Capital appreciation is a secondary goal.

The Intermediate Term U.S. Government Bond Fund seeks high current income, consistent with the protection of capital, by investing primarily, under nomal circumstances, in U.S. Government bonds (at least 80% of assets). U.S. Government bonds include U.S. Government securities and mortgage-related U.S. Government securities. The dollar-weighted average maturity of the Fund's portfolio normally will be between 3 and 10 years. To the extent consistent with the Fund's primary goal, capital appreciation is a secondary goal.

The Core Bond Fund, High Yield Fund and Intermediate Term U.S. Government Bond Fund are each authorized to offer three classes of shares: Class A shares (sold subject to a maximum 4.75% front-end sales load and a distribution fee of up to 0.35% of average daily net assets), Class B shares (sold subject to a maximum contingent deferred sales load of 5.00% for a one-year period and incrementally reduced over time and a distribution fee of up to 1.00% of average daily net assets) and Class C shares (sold subject to a maximum contingent deferred sales load of 1.00% for a one-year period and a distribution fee of up to 1.00% of average daily net assets). Each Class A, Class B and Class C share of the Fund represents identical interests in the Fund's investment portfolio and has the same rights, except that (i) Class B and Class C shares bear the expenses of higher distribution fees, which will cause Class B and Class C shares to have a higher expense ratio and to pay lower dividends than those related Class A shares; (ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (iii) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements.

                           TOUCHSTONE FAMILY OF FUNDS
                                      [31]

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
--------------------------------------------------------------------------------

2.   SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Funds' significant accounting policies:

Securities valuation - Investment securities in the U.S. Government Money Market Fund, Institutional U.S. Government Money Market Fund and Money Market Fund are valued on the amortized cost basis, which approximates market value. This involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium. This method of valuation is expected to enable these Funds to maintain a constant net asset value per share. Investment securities in the Core Bond Fund, High Yield Fund and Intermediate Term U.S. Government Bond Fund for which market quotations are readily available are valued at their most recent bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service. Securities for which market quotations are not readily available are valued at their fair values as determined in good faith in accordance with consistently applied procedures approved by and under the general supervision of the Board of Trustees.

Repurchase agreements - In connection with transactions in repurchase agreements, it is the Funds policy that its custodian or another qualified custodian take possession of the underlying collateral securities. Repurchase agreements, which are collateralized by U.S. Government obligations, are valued at cost which, together with accrued interest, approximates market. At the time each Fund enters into a repurchase agreement, the seller agrees that the value of the underlying securities, including accrued interest, will at all times be equal to or exceed the face amount of the repurchase agreement.

In November 2000, the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the Guide). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000. The Funds adopted the provisions of the Guide, effective October 1, 2001. There has been no material impact on results of operations or financial condition of the Funds upon adoption of the provisions of the Guide.

Share valuation - The net asset value per share of each class of shares of the Core Bond Fund, High Yield Fund and Intermediate Term U.S. Government Bond Fund is calculated daily by dividing the total value of the Fund's assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding. The net asset value per share of the U.S. Government Money Market Fund, Institutional U.S. Government Money Market Fund and Money Market Fund is calculated daily by dividing the total value of a Fund's assets, less liabilities, by the number of shares outstanding.

The offering price per share of the U.S. Government Money Market Fund, Institutional U.S. Government Money Market Fund and Money Market Fund is equal to the net asset value per share. The maximum offering price per share of Class A shares of the Core Bond Fund, High Yield Fund and Intermediate Term U.S. Government Bond Fund is equal to the net asset value per share plus a sales load equal to 4.99% of the net asset value (or 4.75% of the offering price). The maximum offering price per share of Class B and Class C shares of the Core Bond Fund, High Yield Fund and Intermediate Term U.S. Government Bond Fund is equal to the net asset value per share.

The redemption price per share of a Fund, or of each class of shares of a Fund, is equal to the net asset value per share. However, Class B and Class C shares of the Core Bond Fund, High Yield Fund and Intermediate Term U.S. Government Bond Fund are subject to a contingent deferred sales load of 5.00% (incrementally reduced over time) and 1.00%, respectively, of the original purchase price if redeemed within a one-year period from the date of purchase.

                           TOUCHSTONE FAMILY OF FUNDS
                                      [33]

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
--------------------------------------------------------------------------------

Investment income - Interest income is accrued as earned. Discounts and premiums on securities purchased are amortized in accordance with income tax regulations which approximate accounting principles generally accepted in the United States.

Distributions to shareholders - Dividends arising from net investment income are declared daily and paid on the last business day of each month to shareholders of each Fund, except for the Core Bond Fund and High Yield Fund, which are declared and paid monthly. With respect to each Fund, net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income dividends and capital gain distributions are determined in accordance with income tax regulations.

Allocations - Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for the Core Bond Fund, High Yield Fund and Intermediate Term U.S. Government Bond Fund are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses which are not attributable to a specific class are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Expenses not directly billed to a Fund are allocated proportionately among all Funds in relation to net assets of each Fund or another reasonable measure.

Security transactions - Security transactions are accounted for on the trade date. Securities sold are determined on a specific identification basis.

Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax - It is each Fund's policy to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

                           TOUCHSTONE FAMILY OF FUNDS
                                      [32]

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
--------------------------------------------------------------------------------

The tax character of distributions paid for the years ended September 30, 2002 and 2001 was as follows:

--------------------------------------------------------------------------------------------------------
                                                         Institutional
                            U.S. Government             U.S. Government
                              Money Market                Money Market                Money Market
                                  Fund                        Fund                       Fund
--------------------------------------------------------------------------------------------------------
                           2002          2001          2002          2001          2002          2001
--------------------------------------------------------------------------------------------------------
From ordinary income    $  720,185    $3,309,130    $1,122,293    $3,475,538    $1,748,359    $3,044,251
                        --------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
                                                                                   Intermediate Term
                               Core Bond                   High Yield                U.S. Government
                                  Fund                        Fund                     Bond Fund
--------------------------------------------------------------------------------------------------------
                           2002          2001          2002          2001          2002          2001
--------------------------------------------------------------------------------------------------------
From ordinary income    $1,934,106    $1,558,425    $  940,464    $  718,533    $1,407,455    $1,756,174
                        --------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------

Reclassification of capital accounts - These reclassifications have no impact on the net asset value of the Funds and are designed to present the Funds' capital accounts on a tax basis. Reclassifications result primarily from the difference in the tax treatment of net operating losses.

--------------------------------------------------------------------------------------------------
                                                                   Undistributed   Accumulated
                                                    Paid-In       Net Investment   Net Realized
                                                    Capital        Income  Gains     (Losses)
--------------------------------------------------------------------------------------------------
Core Bond Fund ...............................    $        195     $     33,385    $    (33,580)
High Yield Fund ..............................             (54)                              54
Intermediate Term U.S. Government Bond Fund ..              --           13,354         (13,354)
--------------------------------------------------------------------------------------------------

The following information is computed on a tax basis for each item as of September 30, 2002:

--------------------------------------------------------------------------------------------------
                                                                  Institutional
                                                U.S. Government   U.S. Government
                                                  Money Market     Money Market    Money Market
                                                      Fund             Fund            Fund
--------------------------------------------------------------------------------------------------
Cost of portfolio investments ................    $ 81,967,945     $ 54,549,132    $113,538,276
                                                  ---------------------------------------------
Post-October losses ..........................              --               (1)             --
                                                  ---------------------------------------------
Capital loss carryforward ....................          (1,638)         (14,215)         (3,332)
                                                  ---------------------------------------------
Undistributed ordinary income ................             574            3,077           3,651
                                                  ---------------------------------------------
Other temporary differences ..................            (574)          (3,077)         (3,651)
                                                  ---------------------------------------------
    Accumulated deficit ......................    $     (1,638)    $    (14,216)   $     (3,332)
                                                  ---------------------------------------------
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
                                                                                 Intermediate Term
                                                   Core Bond        High Yield    U.S. Government
                                                      Fund             Fund         Bond Fund
--------------------------------------------------------------------------------------------------
Cost of portfolio investments ................    $ 45,378,015     $ 28,163,131    $ 34,873,835
                                                  ---------------------------------------------
Gross unrealized appreciation ................       1,477,589          440,067       1,101,849
                                                  ---------------------------------------------
Gross unrealized depreciation ................        (235,759)      (1,980,243)        (16,756)
                                                  ---------------------------------------------
Net unrealized appreciation/depreciation .....       1,241,830       (1,540,176)      1,085,093
                                                  ---------------------------------------------
Capital loss carryforward ....................              --               --      (1,614,752)
                                                  ---------------------------------------------
Undistributed ordinary income ................          27,483           14,851          14,211
                                                  ---------------------------------------------
Undistributed long-term gains ................         204,299               --              --
                                                  ---------------------------------------------
Post-October losses ..........................              --         (211,963)             --
                                                  ---------------------------------------------
Other temporary differences ..................         (12,840)         (14,851)        (14,211)
                                                  ---------------------------------------------
    Accumulated earnings (deficit) ...........    $  1,460,772     $ (1,752,139)   $   (529,659)
                                                  ---------------------------------------------
--------------------------------------------------------------------------------------------------

The difference between the tax cost of portfolio investments and the financial statement cost is primarily due to wash sales.

                           TOUCHSTONE FAMILY OF FUNDS
                                      [34]

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
--------------------------------------------------------------------------------

As of September 30, 2002, the Funds had the following capital loss carryforwards for federal income tax purposes.

                                                                      EXPIRES
FUND                                                     AMOUNT     SEPTEMBER 30
--------------------------------------------------------------------------------
U.S. Government Money Market Fund .................    $    1,638       2009

Institutional U.S. Government Money Market Fund ...    $   13,614       2002
                                                              601       2007

Money Market Fund .................................    $    3,332       2008

Intermediate Term U.S. Government Bond Fund .......    $   94,797       2003
                                                        1,168,258       2004
                                                          221,155       2005
                                                            8,095       2006
                                                          122,447       2009

These capital loss carryforwards and "post-October" losses may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

3.   INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) were as follows for the year ended September 30, 2002:

------------------------------------------------------------------------------------------------------------
                                                                                                Intermediate
                                                                    Core            High         Term U.S.
                                                                    Bond           Yield         Government
                                                                    Fund            Fund         Bond Fund
------------------------------------------------------------------------------------------------------------
Purchases of investment securities .........................    $ 89,600,653    $ 25,677,568    $ 51,322,593
                                                                --------------------------------------------
Proceeds from sales and maturities of investment securities     $ 81,940,895    $  5,863,987    $ 49,311,259
                                                                --------------------------------------------
------------------------------------------------------------------------------------------------------------

4.   TRANSACTIONS WITH AFFILIATES

The  President  and certain  other  officers  of the Trust are also  officers of
Touchstone Advisors, Inc. (the Adviser), the Trust's investment adviser, Touchstone Securities, Inc. (the Underwriter), the Trust's principal underwriter, and Integrated Fund Services, Inc. (Integrated), the Trust's administrator, transfer agent and accounting services agent. The Adviser, Underwriter and Integrated are each a wholly-owned indirect subsidiary of The Western and Southern Life Insurance Company.

                           TOUCHSTONE FAMILY OF FUNDS
                                      [35]

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
--------------------------------------------------------------------------------

MANAGEMENT AGREEMENT

The Adviser provides general investment supervisory services for the Funds, under the terms of a Management Agreement. Under the Management Agreement, the U.S. Government Money Market Fund, Money Market Fund and Intermediate Term U.S. Government Bond Fund each pay the Adviser a fee, which is computed and accrued daily and paid monthly, at an annual rate of 0.50% of its respective average daily net assets up to $50 million; 0.45% of such net assets from $50 million to $150 million; 0.40% of such net assets from $150 million to $250 million; and 0.375% of such net assets in excess of $250 million. The Institutional U.S. Government Money Market Fund, Core Bond Fund and High Yield Fund each pay the Adviser a fee, which is computed and accrued daily and paid monthly, at an annual rate of 0.20%, 0.50% and 0.60% of its respective average daily net assets.

Touchstone Advisors has entered into an agreement to contractually limit operating expenses. The maximum operating expense limit in any year with respect to a Fund is based on a percentage of the average daily net assets of the Fund. The Adviser has agreed to waive advisory fees and/or reimburse expenses in order to limit total annual fund operating expenses as follows: U.S. Government Money Market Fund -0.95%; Institutional U.S. Government Money Market Fund -0.40%; Money Market Fund -0.65%; Intermediate Term U.S. Government Bond Fund -0.99% for Class A shares, 1.83% for Class B shares and 1.85% for Class C shares. These expense limitations will remain in effect through at least September 30, 2003.

Pursuant to a Sponsor Agreement, between the Adviser and the Trust, the Adviser has agreed to waive its fees and reimburse expenses in order to limit a Fund's total annual fund operating expenses as follows: Core Bond Fund -0.90% for Class A shares, 1.65% for Class B and Class C shares; High Yield Fund -1.05% for Class A shares, 1.80% for Class B and Class C shares. These fee waivers and expense limitations will remain in effect through at least September 30, 2003.

ADMINISTRATION AGREEMENT
Under the terms of the Administration Agreement for the Core Bond Fund, Integrated supplies executive and regulatory compliance services, supervises the preparation of tax returns, and coordinates the preparation of reports to shareholders and reports to and filing with the Securities Exchange Commission and state securities authorities and materials for meetings of the Board of Trustees. For these services, Integrated receives a monthly fee from each Fund.

TRANSFER AGENT AND SHAREHOLDER SERVICE AGREEMENT
Under the terms of the Transfer, Dividend Disbursing, Shareholder Service and Plan Agency Agreement between the Trust and Integrated, Integrated maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, Integrated receives a monthly fee per shareholder account from each Fund subject to a minimum monthly fee for each Fund or for each class of shares of a Fund, as applicable. In addition, each Fund pays Integrated out-of-pocket expenses including, but not limited to, postage and supplies.

ACCOUNTING SERVICES AGREEMENT
Under the terms of the Accounting Services Agreement between the Trust and Integrated, Integrated calculates the daily net asset value per share and maintains the financial books and records of each Fund. For these services, Integrated receives a monthly fee, based on current net asset levels from each Fund. In addition, each Fund pays Integrated certain out-of-pocket expenses incurred by Integrated in obtaining valuations of such Fund's portfolio securities.

                           TOUCHSTONE FAMILY OF FUNDS
                                      [36]

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
--------------------------------------------------------------------------------

UNDERWRITING AGREEMENT
The Underwriter is the Funds' principal underwriter and, as such, acts as exclusive agent for distribution of the Funds' shares. Under the terms of the Underwriting Agreement between the Trust and the Underwriter, the Underwriter earned $6,673, $48,257 and $8,635 from underwriting and broker commissions on the sale of Class A shares of the Core Bond Fund, High Yield Fund and Intermediate Term U.S. Government Bond Fund, respectively, for the year ended September 30, 2002. In addition, the Underwriter collected $5,223, $305, and $482 of contingent deferred sales loads on the redemption of Class B and Class C shares of the Core Bond Fund, High Yield Fund and Intermediate Term U.S. Government Bond Fund, respectively, for the year ended September 30, 2002.

PLANS OF DISTRIBUTION
The Trust has adopted a Plan of Distribution for each Fund under which each Fund may directly incur or reimburse the Adviser for expenses related to the distribution and promotion of shares. Class A shares of the Core Bond Fund, High Yield Fund and Intermediate Term U.S. Government Bond Fund may each pay an annual fee of up to 0.35% of its average daily net assets that are attributable to Class A shares. Class B and Class C shares of the Core Bond Fund, High Yield Fund and Intermediate Term U.S. Government Bond Fund may each pay an annual fee of up to 1.00% of its average daily net assets that are attributable to Class B and Class C shares. The U.S. Government Money Market Fund and Money Market Fund may each pay an annual fee of up to 0.35% of its average daily net assets and the Institutional U.S. Government Money Market Fund 0.10% of its average daily net assets for the sale and distribution of shares.

SPONSOR AGREEMENT
The Trust, on behalf of the Core Bond Fund and High Yield Fund, has entered into a Sponsor Agreement with the Adviser. The Adviser provides oversight of the various service providers to the Core Bond Fund and High Yield Fund, including the administrator and custodian. The Adviser receives a fee from the Core Bond Fund and High Yield Fund equal on an annual basis to 0.20% of the average daily net assets of the respective Fund. The Adviser has agreed to waive all fees until September 30, 2003, as needed to maintain each Fund's expenses at a set level.

PRIOR SERVICE AGREEMENTS
Prior to March 17, 2002, Investors Bank & Trust Company provided fund accounting and administrative services to the Core Bond Fund. The Core Bond Fund's custodian fees presented in the Statements of Operations include expenses for administration and accounting and pricing services provided to the Fund by Investors Bank & Trust Company. The fee is a unified fee and therefore each expense cannot be broken out separately.

                           TOUCHSTONE FAMILY OF FUNDS
                                      [37]

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
--------------------------------------------------------------------------------

5.   CAPITAL SHARE TRANSACTIONS

Proceeds from shares sold, reinvested distributions and payments for shares redeemed as shown in the Statements of Changes in Net Assets are the result of the following capital share transactions for the periods shown:

----------------------------------------------------------------------
                                                 CORE BOND FUND
                                                     CLASS A
----------------------------------------------------------------------
                                               YEAR           YEAR
                                               ENDED          ENDED
                                             SEPT. 30,      SEPT. 30,
                                               2002           2001
----------------------------------------------------------------------
Shares sold ............................     9,778,445      3,737,753
Shares reinvested ......................       177,257        158,600
Shares redeemed ........................    (9,749,234)    (2,270,355)
                                            -------------------------
Net increase in shares outstanding .....       206,468      1,625,998
Shares outstanding, beginning of year ..     3,951,043      2,325,045
                                            -------------------------
Shares outstanding, end of year ........     4,157,511      3,951,043
----------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
                                                 CORE BOND FUND               CORE BOND FUND
                                                     CLASS B                      CLASS C
--------------------------------------------------------------------------------------------------
                                               YEAR          PERIOD         YEAR           YEAR
                                               ENDED         ENDED          ENDED          ENDED
                                             SEPT. 30,      SEPT. 30,     SEPT. 30,      SEPT. 30,
                                               2002          2001(A)        2002           2001
--------------------------------------------------------------------------------------------------
Shares sold ............................       126,243          3,083       144,849         77,099
Shares reinvested ......................         1,925             28         5,145          5,669
Shares redeemed ........................       (11,743)            --       (60,023)       (32,884)
                                            ------------------------------------------------------
Net increase in shares outstanding .....       116,425          3,111        89,971         49,884
Shares outstanding, beginning of period          3,111             --       158,734        108,850
                                            ------------------------------------------------------
Shares outstanding, end of period ......       119,536          3,111       248,705        158,734
--------------------------------------------------------------------------------------------------

(A) Represents the period from commencement of operations (May 1, 2001) through September 30, 2001.

--------------------------------------------------------------------------------------------------
                                                   HIGH YIELD                   HIGH YIELD
                                                      FUND                         FUND
                                                     CLASS A                      CLASS B
--------------------------------------------------------------------------------------------------
                                               YEAR          YEAR           YEAR          PERIOD
                                               ENDED         ENDED          ENDED          ENDED
                                             SEPT. 30,      SEPT. 30,     SEPT. 30,      SEPT. 30,
                                               2002           2001          2002          2001(A)
--------------------------------------------------------------------------------------------------
Shares sold ............................     1,965,160         86,528       208,327          8,332
Shares reinvested ......................        92,485         73,897         2,567             43
Shares redeemed ........................       (72,962)        (5,653)       (3,333)           (95)
                                            ------------------------------------------------------
Net increase in shares outstanding .....     1,984,683        154,772       207,561          8,280
Shares outstanding, beginning of period        881,061        726,289         8,280             --
                                            ------------------------------------------------------
Shares outstanding, end of period ......     2,865,744        881,061       215,841          8,280
--------------------------------------------------------------------------------------------------

(A) Represents the period from commencement of operations (May 1, 2001) through September 30, 2001.

                           TOUCHSTONE FAMILY OF FUNDS
                                      [38]

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
--------------------------------------------------------------------------------

----------------------------------------------------------------------
                                                   HIGH YIELD
                                                      FUND
                                                     CLASS C
----------------------------------------------------------------------
                                               YEAR           YEAR
                                               ENDED          ENDED
                                             SEPT. 30,      SEPT. 30,
                                               2002           2001
----------------------------------------------------------------------
Shares sold ............................       119,943         13,145
Shares reinvested ......................         1,267            368
Shares redeemed ........................       (21,887)        (6,843)
                                            -------------------------
Net increase in shares outstanding .....        99,323          6,670
Shares outstanding, beginning of year ..         7,833          1,163
                                            -------------------------
Shares outstanding, end of year ........       107,156          7,833
----------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
                                                 Intermediate                 Intermediate
                                                    Term U.S.                    Term U.S.
                                                   Government                   Government
                                                    Bond Fund                    Bond Fund
                                                     Class A                      Class B
--------------------------------------------------------------------------------------------------
                                               Year           Year          Year          Period
                                               Ended          Ended         Ended          Ended
                                             Sept. 30,      Sept. 30,     Sept. 30,      Sept. 30,
                                               2002           2001          2002         2001(A)
--------------------------------------------------------------------------------------------------
Shares sold ............................     4,494,266      1,070,749       113,472          1,804
Shares reinvested ......................       107,879        141,933           737             13
Shares redeemed ........................    (4,681,692)    (1,674,604)      (11,241)            --
                                            ------------------------------------------------------
Net increase (decrease) in
  shares outstanding ...................       (79,547)      (461,922)      102,968          1,817
Shares outstanding, beginning of period      3,032,764      3,494,686         1,817             --
                                            ------------------------------------------------------
Shares outstanding, end of period ......     2,953,217      3,032,764       104,785          1,817
--------------------------------------------------------------------------------------------------

----------------------------------------------------------------------
                                                  Intermediate
                                                    Term U.S.
                                                   Government
                                                    Bond Fund
                                                     Class C
----------------------------------------------------------------------
                                               Year          Period
                                               Ended          Ended
                                             Sept. 30,      Sept. 30,
                                               2002          2001(B)
----------------------------------------------------------------------
Shares sold ............................       136,971         25,346
Shares reinvested ......................         1,043            139
Shares redeemed ........................       (34,066)       (10,768)
                                            -------------------------
Net increase in shares outstanding .....       103,948         14,717
Shares outstanding, beginning of period         14,717             --
                                            -------------------------
Shares outstanding, end of period ......       118,665         14,717
----------------------------------------------------------------------

(A) Represents the period from commencement of operations (May 1, 2001) through September 30, 2001.

(B) Represents the period from commencement of operations (March 6, 2001) through September 30, 2001.

                           TOUCHSTONE FAMILY OF FUNDS
                                      [39]

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
--------------------------------------------------------------------------------

6.   MANAGEMENT OF THE TRUST (UNAUDITED)

Listed below is basic information regarding the Trustees and principal officers of the Trust. The Trust's Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 1.800.543.0407.

----------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES1:
----------------------------------------------------------------------------------------------------------------------------------
Name                            Position(s)   Term of Office2                                   Number of Funds      Other
Address                         Held with     And Length of         Principal Occupation(s)     Overseen in the      Directorships
Age                             Trust         Time Served           During Past 5 Years         Touchstone Family3   Held4
----------------------------------------------------------------------------------------------------------------------------------
Jill T. McGruder                Trustee and   Until retirement at   President  and a director           31           Director of
Touchstone Advisors, Inc.       President     age 75 or until she   of  IFS        Financial                         LaRosa's (a
221 East Fourth Street                        resigns or is         Services, Inc. (a holding                        restaurant
Cincinnati, OH                                removed. Trustee      company),      Touchstone                        chain).
Age: 47                                       since 1999.           Advisors,    Inc.    (the
                                                                    Trust's        investment
                                                                    advisor)  and  Touchstone
                                                                    Securities,   Inc.   (the
                                                                    Trust's         principal
                                                                    underwriter).    She   is
                                                                    Senior Vice  President of
                                                                    The Western and  Southern
                                                                    Life  Insurance   Company
                                                                    and a director of Capital
                                                                    Analysts  Incorporated (a
                                                                    registered     investment
                                                                    advisor               and
                                                                    broker-dealer),
                                                                    Integrated Fund Services,
                                                                    Inc.     (the     Trust's
                                                                    administrator         and
                                                                    transfer  agent)  and IFS
                                                                    Fund  Distributors,  Inc.
                                                                    (a             registered
                                                                    broker-dealer).   She  is
                                                                    also   President   and  a
                                                                    director  of  IFS  Agency
                                                                    Services,     Inc.    (an
                                                                    insurance  agency),   IFS
                                                                    Insurance  Agency,   Inc.
                                                                    and    Fort    Washington
                                                                    Brokerage Services,  Inc.
                                                                    (a             registered
                                                                    broker-dealer).
----------------------------------------------------------------------------------------------------------------------------------
John F. Barrett                 Trustee       Until retirement at   Chairman  of  the  Board,           31           Director of
The Western and Southern                      age 75 or until he    President    and    Chief                        The Andersons
Life Insurance Company                        resigns or is         Executive  Officer of The                        (an agri-
400 Broadway                                  removed. Trustee      Western and Southern Life                        business and
Cincinnati, OH                                since 2002.           Insurance   Company   and                        retailing
Age: 53                                                             Western-Southern     Life                        company);
                                                                    Assurance        Company;                        Convergys
                                                                    Director     and     Vice                        Corporation
                                                                    Chairman of Columbus Life                        (a provider
                                                                    Insurance        Company;                        of integrated
                                                                    Director of Eagle  Realty                        billing
                                                                    Group, Inc., and Chairman                        solutions,
                                                                    of    Fort     Washington                        customer care
                                                                    Investment Advisors, Inc.                        services and
                                                                                                                     employee care
                                                                                                                     services) and
                                                                                                                     Fifth Third
                                                                                                                     Bancorp.
----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES:
----------------------------------------------------------------------------------------------------------------------------------
J. Leland Brewster  II          Trustee       Until retirement in   Retired Senior Partner of           31           Director of
5155 Ivyfarm Road                             2005 or until he      Frost  Brown  Todd LLC (a                        Consolidated
Cincinnati, OH                                resigns or is         law firm).                                       Health
Age: 74                                       removed. Trustee                                                       Services, Inc.
                                              since 2000.
----------------------------------------------------------------------------------------------------------------------------------
William O. Coleman              Trustee       Until retirement at   Retired Vice President of           31           Director of
c/o Touchstone Advisors, Inc.                 age 75 or until he    The   Procter   &  Gamble                        LCA-Vision (a
221 East Fourth Street                        resigns or is         Company. A Trustee of The                        laser vision
Cincinnati, OH                                removed. Trustee      Procter  & Gamble  Profit                        correction
Age: 73                                       since 1999.           Sharing   Plan   and  the                        company).
                                                                    Procter & Gamble Employee
                                                                    Stock Ownership Plan.
----------------------------------------------------------------------------------------------------------------------------------
Phillip R. Cox                  Trustee       Until retirement at   President    and    Chief           31           Director of
105 East Fourth Street                        age 75 or until he    Executive  Officer of Cox                        the Federal
Cincinnati, OH                                resigns or is         Financial     Corp.    (a                        Reserve Bank
Age: 54                                       removed. Trustee      financial        services                        of Cleveland;
                                              since 1999.           company).                                        Broadwing,
                                                                                                                     Inc. (a
                                                                                                                     communications
                                                                                                                     company); and
                                                                                                                     Cinergy
                                                                                                                     Corporation
                                                                                                                     (a utility
                                                                                                                     company).
----------------------------------------------------------------------------------------------------------------------------------
H. Jerome Lerner                Trustee       Until retirement at   Principal      of     HJL           31           None
4700 Smith Road                               age 75 or until he    Enterprises  (a privately
Cincinnati, OH                                resigns or is         held investment company);
Age: 64                                       removed. Trustee      Chairman     of     Crane
                                              since 1981.           Electronics,    Inc.   (a
                                                                    manufacturer           of
                                                                    electronic connectors).
----------------------------------------------------------------------------------------------------------------------------------
Oscar P. Robertson              Trustee       Until retirement at   President of Orchem, Inc.           31           Director of
621 Tusculum Avenue                           age 75 or until he    (a  chemical  specialties                        Countrywide
Cincinnati, OH                                resigns or is         distributor),      Orpack                        Credit
Age: 63                                       removed. Trustee      Stone    Corporation   (a                        Industries,
                                              since 1981.           corrugated            box                        Inc.
                                                                    manufacturer)  and  ORDMS
                                                                    (a   solution    planning
                                                                    firm).
----------------------------------------------------------------------------------------------------------------------------------
Robert E. Stautberg             Trustee       Until retirement at   Retired    Partner    and           31           Trustee of
4815 Drake Road                               age 75 or until he    Director  of KPMG  LLP (a                        Tri-Health,
Cincinnati, OH                                resigns or is         certified          public                        Inc., Good
Age: 68                                       removed. Trustee      accounting firm). He is a                        Samaritan
                                              since 1999.           Vice   President  of  St.                        Hospital and
                                                                    Xavier High School.                              Bethesda
                                                                                                                     Hospital.
----------------------------------------------------------------------------------------------------------------------------------

1 Ms. McGruder, as President and a director of Touchstone Advisors, Inc., the Trust's investment adviser, and Touchstone Securities, Inc., the Trust's principal underwriter, is an "interested person" of the Trust within the meaning of Section 2(a)(19) of the Investment Company Act of 1940. Mr. Barrett, as President and Chairman of The Western and Southern Life Insurance Company and Western-Southern Life Assurance Company, parent companies of Touchstone Advisors, Inc. and Touchstone Securities, Inc., and Chairman of Fort Washington Investment Advisors, Inc., a Trust sub-advisor, is an "interested person" of the Trust within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

2 Each Trustee is elected to serve until the age of 75 or after five years of service, whichever is greater, or until he or she sooner dies, resigns or is removed.

3 The Touchstone Family of Funds consists of six series of the Trust, six series of Touchstone Tax-Free Trust, six series of Touchstone Strategic Trust and thirteen variable annuity series of Touchstone Variable Series Trust.

4 Each Trustee is also a Trustee of Touchstone Tax-Free Trust, Touchstone Strategic Trust and Touchstone Variable Series Trust.

                           TOUCHSTONE FAMILY OF FUNDS
                                      [40]

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OFFICERS:
----------------------------------------------------------------------------------------------------------------------------------
Name                            Position(s)   Term of Office2                                   Number of Funds      Other
Address                         Held with     And Length of         Principal Occupation(s)     Overseen in the      Directorships
Age                             Trust         Time Served           During Past 5 Years         Touchstone Family3   Held4
----------------------------------------------------------------------------------------------------------------------------------
Jill T. McGruder                President     Until she sooner      See table above                     31           See table
Touchstone Advisors, Inc.                     dies, resigns, is                                                      above
221 East Fourth Street                        removed or becomes
Cincinnati, OH                                disqualified.
Age: 47                                       President since
                                              2000.
----------------------------------------------------------------------------------------------------------------------------------
Maryellen  Peretzky             Vice          Until she sooner      Senior Vice President and           31               None
Touchstone Advisors, Inc.       President     dies, resigns, is     Secretary     of     Fort
221 East Fourth Street                        removed or becomes    Washington      Brokerage
Cincinnati, OH                                disqualified. Vice    Services,           Inc.,
Age: 50                                       President since       Integrated Fund Services,
                                              1998.                 Inc.    and   IFS    Fund
                                                                    Distributors, Inc. She is
                                                                    Assistant   Secretary  of
                                                                    Fort           Washington
                                                                    Investment Advisors, Inc.
----------------------------------------------------------------------------------------------------------------------------------
Terrie A. Wiedenheft            Controller    Until she sooner      Senior  Vice   President,           31               None
Touchstone Advisors, Inc.                     dies, resigns, is     Chief  Financial  Officer
221 East Fourth Street                        removed or becomes    and      Treasurer     of
Cincinnati, OH                                disqualified.         Integrated Fund Services,
Age: 40                                       Controller since      Inc.,       IFS      Fund
                                              2000.                 Distributors,   Inc.  and
                                                                    Fort Washington Brokerage
                                                                    Services,   Inc.  She  is
                                                                    Chief  Financial  Officer
                                                                    of     IFS      Financial
                                                                    Services,           Inc.,
                                                                    Touchstone Advisors, Inc.
                                                                    and            Touchstone
                                                                    Securities,    Inc.   and
                                                                    Assistant   Treasurer  of
                                                                    Fort           Washington
                                                                    Investment Advisors, Inc.
----------------------------------------------------------------------------------------------------------------------------------
Scott A. Englehart              Treasurer     Until he sooner       President  of  Integrated           31               None
Integrated Fund Services, Inc.                dies, resigns, is     Fund  Services,  Inc. and
221 East Fourth Street                        removed or becomes    IFS  Fund   Distributors,
Cincinnati, OH                                disqualified.         Inc.   From  1998   until
Age: 40                                       Treasurer since       2000,  he was a Director,
                                              2000.                 Transfer    Agency    and
                                                                    Mutual Fund  Distribution
                                                                    for  Nationwide  Advisory
                                                                    Services,  Inc. From 1990
                                                                    until  1998,  he was Vice
                                                                    President,         Client
                                                                    Services  for BISYS  Fund
                                                                    Services.
----------------------------------------------------------------------------------------------------------------------------------
Tina D. Hosking                 Secretary     Until she sooner      Vice President - Managing           31               None
Integrated Fund Services, Inc.                dies, resigns, is     Attorney  of   Integrated
221 East Fourth Street                        removed or becomes    Fund  Services,  Inc. and
Cincinnati, OH                                disqualified.         IFS  Fund   Distributors,
Age: 34                                       Secretary since       Inc.
                                              1999.
----------------------------------------------------------------------------------------------------------------------------------

1 Each officer also holds the same office with Touchstone Tax-Free Trust, Touchstone Strategic Trust and Touchstone Variable Series Trust.

2 The Touchstone Family of Funds consists of six series of the Trust, six series of Touchstone Tax-Free Trust, six series of Touchstone Strategic Trust and thirteen variable annuity series of Touchstone Variable Series Trust.

7.   RESULTS OF SPECIAL MEETING OF SHAREHOLDERS (UNAUDITED)

On September 18, 2002, a Special Meeting of the Shareholders of the Trust was held in order to vote on the following proposals: (1) to authorize the Adviser to select or change investment sub-advisors and enter into or amend investment sub-advisory agreements without obtaining the approval of shareholders, (2) to approve or disapprove an Amended and Restated Agreement and Declaration of Trust with respect to (2a) dollar-weighted voting, (2b) future amendments, (2c) redemption, (2d) investment in other investment companies, and (2e) other changes, (3) to approve or disapprove changes to certain fundamental investment restrictions of the Trust with respect to borrowing money, (4) to approve or disapprove changes to certain fundamental investment restrictions of the Trust with respect to underwriting securities, (5) to approve or disapprove changes to certain fundamental investment restrictions of the Trust with respect to loans,
(6) to approve or disapprove changes to certain fundamental investment strictions of the Trust with respect to real estate, (7) to approve or disapprove the elimination of certain fundamental investment restrictions of the Trust regarding oil, gas or mineral leases, (8) to approve or disapprove changes to certain fundamental investment restrictions of the Trust with respect to commodities, (9) to approve or disapprove changes to certain fundamental investment restrictions of the Trust with respect to concentration of investments, (10) to approve or disapprove changes to certain fundamental investment restrictions of the Trust with respect to issuing senior securities,
(11) to approve or disapprove the elimination of the fundamental investment restrictions of the Trust regarding amounts invested in one issuer, (12) to approve or

                           TOUCHSTONE FAMILY OF FUNDS
                                      [41]

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
--------------------------------------------------------------------------------

disapprove the elimination of the fundamental investment restrictions of the Trust with respect to margin purchases, (13) to approve or disapprove the elimination of the fundamental investment restrictions of the Trust with respect to short sales, (14) to approve or disapprove the elimination of the fundamental investment restrictions of the Trust with respect to illiquid investments, (15) to approve or disapprove the elimination of the fundamental investment restrictions of the Trust with respect to investing for control, (16) to approve or disapprove the elimination of the fundamental investment restrictions of the Trust with respect to other investment companies, (17) to approve or disapprove the elimination of the fundamental investment restrictions of the Trust with respect to securities of one class, (18) to approve or disapprove the elimination of the fundamental investment restrictions of the Trust with respect to options, (19) to approve or disapprove the elimination of the fundamental vestment restrictions of the Trust with respect to common stocks and (20) to approve or disapprove the elimination of the fundamental investment restrictions of the Trust with respect to when-issued purchases. Shareholders of each Fund, except the Touchstone U.S. Government Money Market Fund and the Touchstone Institutional U.S. Government Money Market Fund, approved each of the proposals. The Touchstone U.S. Government Money Market Fund did not have a sufficient number of shares voting in favor of proposals 2a-2e to approve these proposals. The Touchstone Institutional U.S. Government Money Market Fund did not have a sufficient number of shares represented in person or by proxy to reach a quorum necessary to vote on any of the proposals. The results of each proposal is as follows:

                                                 Number of Shares
--------------------------------------------------------------------------------
                                                    Touchstone
                                                  U.S. Government
                                                   Money Market
                                                       Fund
--------------------------------------------------------------------------------
                                     For             Against           Abstain
--------------------------------------------------------------------------------
Proposal (1) .............        33,601,929         1,953,649         1,473,674
Proposal (2a) ............        33,707,938         1,580,671         1,740,643
Proposal (2b) ............        33,653,982         1,640,227         1,735,044
Proposal (2c) ............        33,695,925         1,581,582         1,751,746
Proposal (2d) ............        33,706,909         1,599,678         1,722,666
Proposal (2e) ............        33,533,249         1,645,437         1,850,566
Proposal (3) .............        33,521,747         1,864,873         1,642,632
Proposal (4) .............        33,564,284         1,804,117         1,660,851
Proposal (5) .............        33,545,457         1,831,261         1,652,534
Proposal (6) .............        33,570,222         1,837,391         1,621,639
Proposal (7) .............        33,641,581         1,802,832         1,584,839
Proposal (8) .............        33,497,067         1,943,161         1,589,025
Proposal (9) .............        33,598,848         1,842,130         1,588,274
Proposal (10) ............        33,654,817         1,782,362         1,592,073
Proposal (11) ............        33,599,809         1,860,487         1,568,956
Proposal (12) ............        34,109,034         1,933,648           986,570
Proposal (13) ............        33,545,687         1,901,041         1,582,524
Proposal (14) ............        33,555,922         1,895,079         1,578,252
Proposal (15) ............        33,611,372         1,799,951         1,617,930
Proposal (16) ............        33,610,246         1,868,439         1,550,567
Proposal (17) ............        33,625,404         1,780,985         1,622,863
Proposal (18) ............        33,590,608         1,841,953         1,596,691
Proposal (19) ............        33,581,500         1,903,524         1,544,228
Proposal (20) ............        33,645,701         1,775,930         1,607,621

                           TOUCHSTONE FAMILY OF FUNDS
                                      [42]

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
--------------------------------------------------------------------------------

                                                            Number of Shares
------------------------------------------------------------------------------------------------------------
                                       Touchstone Money                           Touchstone Core
                                         Market Fund                                Bond Fund
------------------------------------------------------------------------------------------------------------
                               For          Against       Abstain        For          Against       Abstain
------------------------------------------------------------------------------------------------------------
Proposal (1) ...........    47,070,274     1,178,153     2,046,955     3,579,646         9,930         3,475
Proposal (2a) ..........    46,805,684     1,234,168     2,255,530     3,570,879        16,122         6,050
Proposal (2b) ..........    46,941,444     1,098,211     2,255,727     3,571,004        16,179         5,868
Proposal (2c) ..........    46,896,897     1,099,765     2,298,720     3,570,918        16,122         6,011
Proposal (2d) ..........    46,948,923     1,087,742     2,258,717     3,570,923        16,260         5,868
Proposal (2e) ..........    46,909,244     1,098,042     2,288,096     3,570,394        16,789         5,868
Proposal (3) ...........    46,509,834     1,541,454     2,244,094     3,577,291         9,892         5,868
Proposal (4) ...........    46,520,753     1,537,467     2,237,162     3,577,286         9,897         5,868
Proposal (5) ...........    46,386,184     1,672,035     2,237,162     3,577,070        10,113         5,868
Proposal (6) ...........    46,488,396     1,569,824     2,237,162     3,577,330         9,853         5,868
Proposal (7) ...........    46,412,549     1,607,535     2,275,299     3,576,932         9,853         6,266
Proposal (8) ...........    46,880,754     1,132,769     2,281,859     3,576,855         9,930         6,266
Proposal (9) ...........    46,510,713     1,485,008     2,299,660     3,576,148        10,455         6,449
Proposal (10) ..........    46,551,916     1,462,757     2,280,709     3,577,070         9,930         6,050
Proposal (11) ..........    46,545,965     1,449,648     2,299,769     3,576,710        10,075         6,266
Proposal (12) ..........           N/A           N/A           N/A           N/A           N/A           N/A
Proposal (13) ..........           N/A           N/A           N/A           N/A           N/A           N/A
Proposal (14) ..........           N/A           N/A           N/A           N/A           N/A           N/A
Proposal (15) ..........           N/A           N/A           N/A           N/A           N/A           N/A
Proposal (16) ..........           N/A           N/A           N/A           N/A           N/A           N/A
Proposal (17) ..........           N/A           N/A           N/A           N/A           N/A           N/A
Proposal (18) ..........    46,980,727     1,010,657     2,303,998           N/A           N/A           N/A
Proposal (19) ..........           N/A           N/A           N/A           N/A           N/A           N/A
Proposal (20) ..........           N/A           N/A           N/A           N/A           N/A           N/A

                           TOUCHSTONE FAMILY OF FUNDS
                                      [43]

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
--------------------------------------------------------------------------------

                                                            Number of Shares
------------------------------------------------------------------------------------------------------------
                                                                                    Touchstone
                                        Touchstone High                       Intermediate Term U.S.
                                          Yield Fund                           Government Bond Fund
------------------------------------------------------------------------------------------------------------
                               For          Against       Abstain        For          Against       Abstain
------------------------------------------------------------------------------------------------------------
Proposal (1) ...........       876,863           239             5     1,482,891       132,373       445,782
Proposal (2a) ..........       873,779         2,953           374     1,507,415        95,987       457,644
Proposal (2b) ..........       873,770         2,963           374     1,484,742       119,310       456,994
Proposal (2c) ..........       873,707         2,953           447     1,481,189       122,829       457,028
Proposal (2d) ..........       873,714         3,018           374     1,483,102       120,950       456,994
Proposal (2e) ..........       873,707         3,025           374     1,483,164       123,709       454,173
Proposal (3) ...........       876,481           252           374     1,499,035       111,462       450,549
Proposal (4) ...........       876,495           238           374     1,495,919       111,435       453,692
Proposal (5) ...........       876,486           246           374     1,490,278       110,920       459,848
Proposal (6) ...........       876,494           239           374     1,517,771        93,931       449,344
Proposal (7) ...........       876,494           239           374     1,513,520        91,071       456,454
Proposal (8) ...........       876,494           239           374     1,489,647       118,716       452,683
Proposal (9) ...........       876,494           239           374     1,489,391       112,079       459,576
Proposal (10) ..........       876,494           239           374     1,494,685       113,976       452,385
Proposal (11) ..........       876,502           230           374     1,484,134       105,567       471,345
Proposal (12) ..........           N/A           N/A           N/A     1,485,289       120,849       454,908
Proposal (13) ..........           N/A           N/A           N/A     1,501,675       101,487       457,884
Proposal (14) ..........           N/A           N/A           N/A     1,506,883        93,303       460,859
Proposal (15) ..........           N/A           N/A           N/A     1,489,477       110,848       460,721
Proposal (16) ..........           N/A           N/A           N/A     1,491,075       116,553       453,418
Proposal (17) ..........           N/A           N/A           N/A     1,484,586       114,235       462,224
Proposal (18) ..........           N/A           N/A           N/A     1,474,887       129,168       456,991
Proposal (19) ..........           N/A           N/A           N/A     1,512,424        93,129       455,492
Proposal (20) ..........           N/A           N/A           N/A     1,489,768       110,832       460,446

                           TOUCHSTONE FAMILY OF FUNDS
                                      [44]

U.S. GOVERNMENT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2002
--------------------------------------------------------------------------------
 PRINCIPAL
   AMOUNT      INVESTMENT SECURITIES - 59.3%                           VALUE
--------------------------------------------------------------------------------
               U.S. TREASURY OBLIGATIONS - 18.2%
$  5,000,000   U.S. Treasury Bill, 10/24/02 ....................   $  4,994,138
   5,000,000   U.S. Treasury Bill, 11/14/02 ....................      4,988,419
   5,000,000   U.S. Treasury Note, 5.75%, 10/31/02 .............      5,014,853
                                                                   ------------
               TOTAL U.S. TREASURY OBLIGATIONS .................   $ 14,997,410
                                                                   ------------

               U.S. GOVERNMENT AGENCY OBLIGATIONS - 39.1%
$    250,000   FFCB, 6.10%, 10/01/02 ...........................   $    250,000
   3,600,000   Overseas Private Investment Corporation,
                 1.80%, 10/02/02 ...............................      3,600,000
   5,000,000   Overseas Private Investment Corporation,
                 1.80%, 10/02/02 ...............................      5,000,000
   5,000,000   Overseas Private Investment Corporation,
                 1.80%, 10/02/02 ...............................      5,000,000
     224,000   FHLMC, 6.25%, 10/15/02 ..........................        224,370
     350,000   FNMA, 6.10%, 10/21/02 ...........................        350,794
     550,000   FNMA, 6.21%, 10/28/02 ...........................        551,741
     140,000   FFCB, 1.71%, 11/01/02 ...........................        139,987
   1,000,000   FNMA, 7.05%, 11/12/02 ...........................      1,005,929
   1,232,000   FNMA, 6.25%, 11/15/02 ...........................      1,238,452
   1,500,000   FHLB, 5.84%, 01/13/03 ...........................      1,516,290
     150,000   FHLB, 6.00%, 01/28/03 ...........................        151,839
     150,000   FHLB, 5.85%, 02/04/03 ...........................        151,849
     750,000   FNMA, 5.00%, 02/14/03 ...........................        757,682
     800,000   FHLB, 7.00%, 02/14/03 ...........................        814,063
     520,000   FHLMC, 7.00%, 02/15/03 ..........................        529,786
     500,000   FHLB, 2.28%, 02/28/03 ...........................        500,820
     100,000   FHLB, 5.70%, 03/05/03 ...........................        101,635
     500,000   FHLB, 5.765%, 03/18/03 ..........................        508,061
     200,000   FHLMC, 6.22%, 03/24/03 ..........................        204,049
     100,000   FHLB, 5.70%, 03/25/03 ...........................        101,887
     150,000   FHLB, 4.50%, 04/25/03 ...........................        152,285
     300,000   FHLB, 5.86%, 04/28/03 ...........................        305,852
     225,000   FNMA, 4.625%, 05/15/03 ..........................        228,329
     550,000   FHLB, 7.25%, 05/15/03 ...........................        566,267
     500,000   FNMA, 6.71%, 05/21/03 ...........................        514,107
     250,000   FHLB, 5.76%, 06/30/03 ...........................        257,343
     450,000   FHLMC, 5.75%, 07/15/03 ..........................        463,785
     385,000   FHLB, 5.69%, 07/21/03 ...........................        397,126
     200,000   FFCB, 5.73%, 07/28/03 ...........................        206,519
     450,000   FHLB, 5.79%, 07/28/03 ...........................        464,684
   1,500,000   FHLB, 1.90%, 08/06/03 ...........................      1,500,000
     390,000   FHLB, 6.00%, 08/06/03 ...........................        403,567
   1,365,000   FHLB, 6.125%, 08/15/03 ..........................      1,415,498
     675,000   FNMA, 4.00%, 08/15/03 ...........................        687,662
     250,000   FHLB, 5.72%, 08/25/03 ...........................        258,595
     100,000   FHLB, 5.705%, 08/28/03 ..........................        103,485
     280,000   FHLB, 5.63%, 09/02/03 ...........................        289,535
     100,000   FFCB, 5.375%, 09/08/03 ..........................        103,285

                           TOUCHSTONE FAMILY OF FUNDS
                                      [45]

U.S. GOVERNMENT MONEY MARKET FUND
(CONTINUED)
--------------------------------------------------------------------------------
 PRINCIPAL
   AMOUNT      INVESTMENT SECURITIES - 59.3% (CONTINUED)               VALUE
--------------------------------------------------------------------------------
               U.S. GOVERNMENT AGENCY OBLIGATIONS - 39.1%
               (CONTINUED)
$    300,000   FFCB, 5.375%, 09/11/03 ..........................   $    309,926
     100,000   FFCB, 5.58%, 09/11/03 ...........................        103,500
     210,000   FFCB, 3.125%, 10/01/03 ..........................        212,567
     250,000   FNMA, 5.35%, 10/20/03 ...........................        258,993
     250,000   FNMA, 5.06%, 10/27/03 ...........................        258,391
                                                                   ------------
               TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS ........   $ 32,160,535
                                                                   ------------

               VARIABLE RATE DEMAND NOTE - 2.0%
$  1,650,000   Sacramento Co., Ca, Hsg. Auth. MFH Rev. (Deer
                 Park Apts.), 1.90%, 10/3/02, Guarantor: FNMA ..   $  1,650,000
                                                                   ------------

               TOTAL INVESTMENT SECURITIES - 59.3% .............   $ 48,807,945
                                                                   ------------

--------------------------------------------------------------------------------
    FACE
   AMOUNT      REPURCHASE AGREEMENTS - 40.3%                           VALUE
--------------------------------------------------------------------------------
$  2,160,000   Morgan Stanley Dean Witter, Inc., 1.84%, dated
               09/30/02, due 10/01/02, repurchase proceeds
               $2,160,113 (Collateralized by $15,805,000 FHLMC
               6.25% - 6.375%, 08/01/11 through 03/05/12, fair
               value $17,431,584)* .............................   $  2,160,000
  15,000,000   Morgan Stanley Dean Witter, Inc., 1.89%, dated
               09/30/02, due 10/01/02, repurchase proceeds
               $15,000,767 (Collateralized by $15,805,000 FHLMC
               6.25% - 6.375%, 08/01/11 through 03/05/12, fair
               value $17,431,584)* .............................     15,000,000
  10,000,000   Wachovia Investments, Inc., 1.92%, dated 9/30/02,
               due 10/01/02, repurchase proceeds $10,000,533
               (Collateralized by $24,968,417 GNMA 5.25% -
               9.50%, 10/15/09 through 09/15/32, fair
               value $10,147,173) ..............................     10,000,000
   6,000,000   Wachovia Investments, Inc., 1.78%, dated
               09/27/02, due 10/04/02, repurchase proceeds
               $6,002,077 (Collateralized by $4,922,000 U.S.
               Treasury Bonds 6.25%, 05/15/30, fair
               value $6,040,721) ...............................      6,000,000
                                                                   ------------
               TOTAL REPURCHASE AGREEMENTS .....................   $ 33,160,000
                                                                   ------------

               TOTAL INVESTMENT SECURITIES AND REPURCHASE
               AGREEMENTS - 99.6% (Amortized Cost $81,967,945) .   $ 81,967,945

               OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4% ....        364,514
                                                                   ------------

               NET ASSETS - 100.0% .............................   $ 82,332,459
                                                                   ------------

* This represents collateral for both Morgan Stanley Dean Witter, Inc. repurchase agreements at September 30, 2002.

See accompanying notes to portfolio of investments and notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                      [46]

INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2002
--------------------------------------------------------------------------------
 PRINCIPAL
   AMOUNT      INVESTMENT SECURITIES - 85.0%                           VALUE
--------------------------------------------------------------------------------
               U.S. GOVERNMENT AGENCY OBLIGATIONS - 70.8%
$    250,000   FFCB, 6.10%, 10/01/02 ...........................   $    250,000
     250,000   FHLMC, 6.55%, 10/02/02 ..........................        250,030
   5,000,000   Overseas Private Investment Corporation,
                 1.80%, 10/02/02 ...............................      4,999,999
   3,600,000   Overseas Private Investment Corporation,
                 1.80%, 10/02/02 ...............................      3,600,000
   5,000,000   Overseas Private Investment Corporation,
                 1.80%, 10/02/02 ...............................      5,000,000
     500,000   FNMA, 6.35%, 10/04/02 ...........................        500,168
     150,000   FHLMC, 6.134%, 10/07/02 .........................        150,088
     200,000   FHLB, 4.64%, 10/09/02 ...........................        200,123
     450,000   FNMA, 5.90%, 10/10/02 ...........................        450,416
     500,000   FHLB, 4.68%, 10/15/02 ...........................        500,457
   4,086,000   FHLMC, 6.25%, 10/15/02 ..........................      4,092,636
     135,000   FHLB Discount Note, 10/21/02 ....................        134,858
     400,000   FNMA, 6.17%, 10/21/02 ...........................        400,887
     500,000   FNMA, 6.08%, 10/23/02 ...........................        501,088
     450,000   FNMA, 6.21%, 10/28/02 ...........................        451,426
   1,000,000   FHLB, 6.26%, 10/29/02 ...........................      1,003,316
     150,000   FNMA, 6.00%, 11/04/02 ...........................        150,549
     125,000   FHLB, 6.415%, 11/05/02 ..........................        125,520
     500,000   FNMA, 5.89%, 11/06/02 ...........................        501,760
     250,000   FNMA, 7.05%, 11/12/02 ...........................        251,390
     500,000   FHLB, 6.25%, 11/15/02 ...........................        502,565
     300,000   FHLB, 6.375%, 11/15/02 ..........................        301,625
     210,000   FHLB, 6.375%, 11/15/02 ..........................        211,145
     760,000   FNMA, 6.25%, 11/15/02 ...........................        763,826
     200,000   FHLMC, 7.125%, 11/18/02 .........................        201,321
     250,000   FHLB, 5.91%, 12/23/02 ...........................        252,156
     100,000   FNMA, 5.73%, 01/06/03 ...........................        100,868
     100,000   FNMA, 6.80%, 01/10/03 ...........................        101,322
     310,000   FHLB, 5.125%, 01/13/03 ..........................        312,470
   1,500,000   FHLB, 5.84%, 01/13/03 ...........................      1,516,290
     730,000   FNMA, 5.25%, 01/15/03 ...........................        736,163
     500,000   FHLB, 5.60%, 01/21/03 ...........................        505,034
     100,000   FHLB, 2.00%, 01/24/03 ...........................         99,771
     500,000   FFCB, 5.00%, 02/03/03 ...........................        504,454
   1,330,000   FHLMC, 7.00%, 02/15/03 ..........................      1,353,509
     100,000   FHLB, 5.00%, 02/28/03 ...........................        101,184
      90,000   FHLMC, 6.865%, 03/03/03 .........................         91,745
     350,000   FHLMC, 4.75%, 03/15/03 ..........................        354,527
     100,000   FFCB, 6.50%, 03/21/03 ...........................        102,014
     200,000   FHLB, 5.68%, 03/27/03 ...........................        203,189
     415,000   FHLB, 2.60%, 04/08/03 ...........................        415,903
     365,000   FNMA, 5.75%, 04/15/03 ...........................        372,102
     305,000   FHLB, 4.50%, 05/15/03 ...........................        309,279
     550,000   FHLB, 7.25%, 05/15/03 ...........................        566,267
     225,000   FNMA, 4.625%, 05/15/03 ..........................        228,329
     250,000   FHLMC, 4.50%, 06/15/03 ..........................        254,119
     250,000   FHLB, 5.76%, 06/30/03 ...........................        257,343
     780,000   FHLMC, 5.75%, 07/15/03 ..........................        803,364

                           TOUCHSTONE FAMILY OF FUNDS
                                      [47]

INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
(CONTINUED)
--------------------------------------------------------------------------------
 PRINCIPAL
   AMOUNT      INVESTMENT SECURITIES - 85.0% (CONTINUED)               VALUE
--------------------------------------------------------------------------------
               U.S. GOVERNMENT AGENCY OBLIGATIONS - 70.8%
               (CONTINUED)

$    450,000   FHLB, 5.79%, 07/28/03 ...........................   $    464,684
   1,500,000   FHLB, 1.90%, 08/06/03 ...........................      1,500,000
     395,000   FHLB, 6.00%, 08/06/03 ...........................        408,741
     750,000   FHLB, 6.125%, 08/15/03 ..........................        777,802
     250,000   FHLB, 5.72%, 08/25/03 ...........................        258,595
     250,000   FHLB, 5.60%, 09/02/03 ...........................        258,350
     275,000   FHLB, 5.63%, 09/02/03 ...........................        284,365
                                                                   ------------
               TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS ........   $ 38,989,132
                                                                   ------------

               VARIABLE RATE DEMAND NOTES - 14.2%

$500,000       Clay Co., FL, Hsg. Fin. Auth. MFH Rev. (Bluff
               House Apts.), 2.00%, 10/02/02, Guarantor: FHLMC .   $    500,000
2,500,000      Illinois Student Loan Assistance Commission,
               Student Loan Rev, 1.78%, 10/02/02,
               Guarantor: SLMA .................................      2,500,000
   2,165,000   Jersey City, NJ, Redevelopment Authority, 1.81%,
               10/02/02, Guarantor: FNMA .......................      2,165,000
   1,000,000   Milipitas, CA, MFH (Crossing at Montague), 1.90%,
               10/02/02, Guarantor: FNMA .......................      1,000,000
   1,650,000   Sacramento Co., CA, Hsg. Auth. MFH Rev. (Deer
               Park Apts.), 1.90%, 10/02/02, Guarantor: FNMA ...      1,650,000
                                                                   ------------
               TOTAL VARIABLE RATE DEMAND NOTES ................   $  7,815,000
                                                                   ------------

               TOTAL INVESTMENT SECURITIES - 85.0% .............   $ 46,804,132
                                                                   ------------

--------------------------------------------------------------------------------
    FACE
   AMOUNT      REPURCHASE AGREEMENTS - 14.1%                           VALUE
--------------------------------------------------------------------------------
$  1,745,000   Morgan Stanley Dean Witter, Inc., 1.84%, dated
               09/30/02, due 10/01/02, repurchase proceeds
               $1,745,075 (Collateralized by $1,785,000 FNMA
               Discount Note, 10/30/02, fair value $1,782,501) .   $  1,745,000
   6,000,000   Wachovia Investments, Inc., 1.92%, dated
               09/30/02, due 10/01/02, repurchase proceeds
               $6,000,320 (Collateralized by $5,955,000 FHLB
               4.24%, 06/17/05, fair value $6,049,923) .........      6,000,000
                                                                   ------------
               TOTAL REPURCHASE AGREEMENTS .....................   $  7,745,000
                                                                   ------------
               TOTAL INVESTMENT SECURITIES AND REPURCHASE
               AGREEMENTS - 99.1% (Amortized Cost $54,549,132) .   $ 54,549,132

               OTHER ASSETS IN EXCESS OF LIABILITIES - 0.9% ....        488,647
                                                                   ------------

               NET ASSETS - 100.0% .............................   $ 55,037,779
                                                                   ------------

See accompanying notes to portfolios of investments and notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                      [48]

MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2002
--------------------------------------------------------------------------------
 PRINCIPAL
   AMOUNT      INVESTMENT SECURITIES - 98.2%                           VALUE
--------------------------------------------------------------------------------
               VARIABLE RATE DEMAND NOTES - 51.6%
$    310,000   Met. Govt. Nashville & Davidson Co., TN, IDR
                 (Commerce Street), 4.00%, 10/01/02 ............   $    310,000
     485,000   Monroe Co., NY, IDR (Rochester Inst.),
                 4.00%, 10/01/02 ...............................        485,000
   1,150,000   Nassau Co., NY, IDR (Kiss Nail Products),
                 2.15%, 10/01/02 ...............................      1,150,000
     245,000   Payne Co., OK, EDA (Collegiate Housing
                 Foundation), 4.00%, 10/01/02 ..................        245,000
   1,040,000   Washington State Hsg. Fin. Cmnty.
                 (Carlyle Care Ctr.), 2.00%, 10/01/02 ..........      1,040,000
     865,000   Washington State Hsg. Fin. Cmnty.
                 (Pioneer Svcs. Proj.), 2.00%, 10/01/02 ........        865,000
     585,000   American Healthcare Funding, 1.95%, 10/02/02 ....        585,000
   4,000,000   Amerifreeze Partners I, 2.06%, 10/02/02 .........      3,999,999
     695,000   Appleton, WI, IDR (Graphic), 2.15%, 10/02/02 ....        695,000
   5,000,000   Catholic Health Initiatives (Occupational
                 Therapy), 2.15%, 10/02/02 .....................      5,000,000
     180,000   Bexar Co., TX, HFA MFA Rev. (Mitchell Village),
                 2.45%, 10/02/02 ...............................        180,000
     800,000   California Pollution Ctl. Fin. Auth.,
                 2.55%, 10/02/02 ...............................        800,000
     535,000   Colorado HFA (Super Vacuum) EDR, 2.04%, 10/02/02         535,000
     975,000   Corp Grove Management, LLC, 1.90%, 10/02/02 .....        975,000
     305,000   Gorham, ME, Rev. Oblig. Secs. (Montalvo Pptys.),
                 2.15%, 10/02/02 ...............................        305,000
     670,000   Health Midwest Ventures, 2.59%, 10/02/02 ........        670,000
     250,000   Illinois IDR Fin. Auth. (Processing Tech.),
                 2.15%, 10/02/02 ...............................        250,000
     250,000   Milwaukee, WI, Redev. Auth. (Palermo
                 Villa Proj.), 2.15%, 10/02/02 .................        250,000
     330,000   Rhode Island, ST, IDR (Gardener
                 Specialty), 2.15%, 10/02/02 ...................        330,000
     310,000   River Falls, WI, IDR (M&O Ppty. Proj.),
                 2.15%, 10/02/02 ...............................        310,000
   1,145,000   West Bend, WI, IDR (Bestch Tool),
                 2.00%, 10/02/02 ...............................      1,145,000
     580,000   American Watchmakers Institute,
                 2.20%, 10/03/02 ...............................        580,000
     400,000   California Statewide Cmntys. Dev. Auth. Rev.
                 (Canyon Hsg.), 1.95%, 10/03/02 ................        400,000
     540,000   California Statewide Cmntys. Dev. Auth. Rev.
                 (Cypress Villas), 1.95%, 10/03/02 .............        540,000
     495,000   California Statewide Cmntys. Dev. Auth. Rev.
                 (Oakmont of Stockton LLC), 2.05%, 10/03/02 ....        495,000
     500,000   California Statewide Cmntys. Dev. Auth. Rev.
                 (Park David), 1.95%, 10/03/02 .................        500,000
   1,440,000   Century Motors Acura (Elizabeth Connelley
                 Trust), 2.06%, 10/03/02 .......................      1,440,000
   1,260,000   Century Motors VW (Elizabeth Connelley
                 Trust), 2.06%, 10/03/02 .......................      1,260,000
     270,000   Columbia Ridge Orchards, LLC, Ser. 1998,
                 2.00%, 10/03/02 ...............................        270,000
   1,180,000   Cunat Capital Corp., 2.25%, 10/03/02 ............      1,180,000
   1,000,000   Dallas Theological, 1.90%, 10/03/02 .............      1,000,000
     200,000   Denver LLC, 2.36%, 10/03/02 .....................        200,000
   1,735,000   Denver LLC, Ser. 2000, 1.98%, 10/03/02 ..........      1,735,000
     560,000   Diamond Development Group, Inc., 2.16%, 10/03/02         560,000
     795,000   Eden Prairie, MN, IDR (SWB LLC Proj.),
                 2.45%, 10/03/02 ...............................        795,000
     925,000   Employers Resource Associates, Inc.,
                 2.01%, 10/03/02 ...............................        925,000
     900,000   Erie Co., PA, Hosp. Auth. Rev. (Forestview
                 Hlth. Care Ctr.), 2.06%, 10/03/02 .............        900,000
      50,000   Geneva, NY, Hsg. Auth. (DePaul Comm.),
                 1.92%, 10/03/02 ...............................         50,000
     900,000   Illinois Dev. Fin. Auth. (Trninity Int'l Proj.),
                 2.00%, 10/03/02 ...............................        900,000
     750,000   Illinois Dev. Fin. Auth. IDR (Quality Screw
                 Proj.), 2.05%, 10/03/02 .......................        750,000
     325,000   Jefferson Co., KY, Student Hsg. Ind. Bldg. Rev.
                 (ULH, Inc.), 4.00%, 10/03/02 ..................        325,000
   1,150,000   Manatee Co., FL, MFH Fin. Auth. Rev.
                 (La Miranda), 2.23%, 10/03/02 .................      1,150,000
     365,000   Maricopa Co., AZ, IDR (Rise Inc.),
                 2.05%, 10/03/02 ...............................        365,000
   3,200,000   Miarko, Inc., 2.20%, 10/03/02 ...................      3,200,000
     570,000   Montgomery Co., NY, IDA Rev., 1.97%, 10/03/02 ...        570,000

                           TOUCHSTONE FAMILY OF FUNDS
                                      [49]

--------------------------------------------------------------------------------
 PRINCIPAL
   AMOUNT      INVESTMENT SECURITIES - 98.2% (CONTINUED)               VALUE
--------------------------------------------------------------------------------
               VARIABLE RATE DEMAND NOTES - 51.6% (CONTINUED)
$    725,000   MU LLC, Taxable Nts., 2.20%, 10/03/02 ...........   $    725,000
   1,755,000   Oklahoma Co., OK, Fin. Auth. IDR (Factory
                 Direct), 2.06%, 10/03/02 ......................      1,755,000
   1,015,000   Ontario, CA, Redev. Agcy. Hsg. (Vineyard
                 Village), 2.06%, 10/03/02 .....................      1,015,000
     250,000   Ontario, CA, Rev. (Mission Oaks), 2.06%, 10/03/02        250,000
   1,875,000   Paks Partners, 2.06%, 10/03/02 ..................      1,875,000
     570,000   Richfield, MN, (Rediscovered Proj.),
                 2.00%, 10/03/02 ...............................        570,000
     200,000   Riverside Co., CA, IDA IDR (Advance Business),
                 2.01%, 10/03/02 ...............................        200,000
   3,700,000   Speedy Arches Ltd., 2.01%, 10/03/02 .............      3,700,000
     100,000   Suffolk Co., NY, IDR, Civic Facility, 1.96%,
                 10/03/02 ......................................        100,000
     500,000   Terre Haute, IN, Int'l. Airport Auth. Rev.
                 (Tri Aerospace), 2.60%, 10/03/02 ..............        500,000
      130,000   Tompkins Co., NY, IDA, 1.92%, 10/03/02                  130,000
     650,000   Vista Funding Corp. 1996C, 2.13%, 10/03/02 ......        650,000
     400,000   Washington State, MFA Rev. (Bremerton Proj.),
                 1.90%, 10/03/02 ...............................        400,000
     550,000   Washington State, MFA Rev. (Sherwood Springs
                 Prtnrs.), 2.00%, 10/03/02 .....................        550,000
   1,050,000   Waukesha, WI, Health Systems Rev., 1.95%, 10/03/02     1,050,000
     170,000   West Covina, CA, PFA Tax Allocation Rev.,
                 1.99%, 10/03/02 ...............................        170,000
   1,525,000   Westwood Baptist Church, 2.06%, 10/03/02 ........      1,525,000
     730,000   Schenectady, NY, IDR (JMR Development Co.),
                 1.95%, 10/04/02 ...............................        730,000
     100,000   California Infratsructure & Econ. Dev. Bk.,
                 1.99%, 10/10/02 ...............................        100,000
   2,700,000   Mass. St. DFA Solid Waste Disposal (Newark
                 Group Proj.), 2.15%, 07/01/16 .................      2,700,000
                                                                   ------------
               TOTAL VARIABLE RATE DEMAND NOTES ................   $ 58,909,999
                                                                   ------------

               CORPORATE BONDS - 28.0%
$  4,245,000   National Rural Utilities, 5.00%, 10/01/02 .......   $  4,245,000
     375,000   Associates Corp., 6.375%, 10/15/02 ..............        375,559
     100,000   Bank of America Corp., 7.50%, 10/15/02 ..........        100,150
     100,000   Salomon Smith Barney, 6.50%, 10/15/02 ...........        100,089
     350,000   Merrill Lynch & Co., 8.30%, 11/01/02 ............        351,697
     100,000   Merrill Lynch & Co., 5.75%, 11/04/02 ............        100,312
     225,000   Central Fidelity, 8.15%, 11/15/02 ...............        226,536
     500,000   Huntington Bancshares, 7.88%, 11/15/02 ..........        502,898
     800,000   Wachovia Corp., 8.00%, 11/15/02 .................        804,911
     110,000   Bank One Corp., 7.375%, 12/01/02 ................        110,910
     300,000   Firstar Bank of Milwaukee, 6.25%, 12/01/02 ......        301,625
     115,000   American General Finance, 6.25%, 12/18/02 .......        115,732
     285,000   American General Finance, 5.90%, 01/15/03 .......        287,950
     180,000   Caterpillar Financial Services, 7.93%, 01/15/03 .        182,426
     325,000   Morgan Stanley Dean Witter, 7.125%, 01/15/03 ....        329,248
     250,000   National Rural Utilities, 5.95%, 01/15/03 .......        252,416
   3,042,000   Bear Stearns Co., 6.125%, 02/01/03 ..............      3,077,909
     100,000   Duke Energy Corp., 6.625%, 02/01/03 .............        101,220
     450,000   Salomon Smith Barney, 7.50%, 02/01/03 ...........        458,060
     586,000   General Electric Capital Corp., 7.00%, 02/03/03 .        592,973
     500,000   Merrill Lynch & Co., 7.18%, 02/11/03 ............        509,048
   1,410,000   Merrill Lynch & Co., 6.00%, 02/12/03 ............      1,426,231
     505,000   Salomon Smith Barney, 6.75%, 02/15/03 ...........        512,809
     470,000   Wachovia Corp., 7.25%, 02/15/03 .................        477,025
     200,000   Bank of America Corp., 6.85%, 03/01/03 ..........        203,507

                           TOUCHSTONE FAMILY OF FUNDS
                                      [50]

--------------------------------------------------------------------------------
 PRINCIPAL
   AMOUNT      INVESTMENT SECURITIES - 98.2% (CONTINUED)               VALUE
--------------------------------------------------------------------------------
               CORPORATE BONDS - 28.0% (CONTINUED)
$    350,000   Dean Witter Discover Card, 6.875%, 03/01/03 .....   $    355,070
     230,000   Fleetboston Financial Corp., 6.875%, 03/01/03 ...        233,065
     350,000   Merrill Lynch & Co., 6.875%, 03/01/03 ...........        355,653
     100,000   American General Finance, 6.20%, 03/15/03 .......        101,538
     100,000   First Union Corp, 6.625%, 03/15/03 ..............        101,553
     670,000   Bear Stearns Co., 6.20%, 03/30/03 ...............        682,562
     200,000   Merrill Lynch & Co., 6.13%, 04/07/03 ............        204,189
     100,000   Bank One Corp., 6.625%, 04/15/03 ................        101,628
     250,000   Bank One Corp., 6.625%, 04/15/03 ................        255,878
   1,190,000   Bear Stearns Co., 6.75%, 04/15/03 ...............      1,212,626
     178,000   Caterpillar Financial Services
                 Corp., 7.28%, 04/15/03 ........................        182,322
     500,000   Citicorp, 6.00%, 04/15/03 .......................        509,734
     120,000   First Union Corp., 9.375%, 04/15/03 .............        123,937
     120,000   Wells Fargo Corp., 6.875%, 04/15/03 .............        122,338
     490,000   Merrill Lynch & Co., 4.97%, 04/30/03 ............        495,374
     700,000   Mississippi Power, 6.05%, 05/01/03 ..............        715,469
   1,000,000   Alabama Power Co., 7.85%, 05/15/03 ..............      1,030,868
     375,000   Associates Corp., 5.96%, 05/15/03 ...............        374,117
     125,000   Bank of America Corp., 7.00%, 05/15/03 ..........        127,832
     200,000   BellSouth Telecommunications, 6.25%, 05/15/03 ...        204,368
     410,000   Salomon Smith Barney, 6.25%, 05/15/03 ...........        419,089
     708,000   Citicorp, 7.13%, 06/01/03 .......................        729,997
     125,000   Bank of New York Co., Inc., 6.625%, 06/15/03 ....        128,698
     500,000   Huntington National Bank, 6.75%, 06/15/03 .......        514,666
     350,000   Key Bank, 6.75%, 06/15/03 .......................        360,571
     302,000   Travelers Group, Inc., 7.00%, 06/15/03 ..........        310,433
     150,000   General Electric Capital Corp., 8.88%, 06/18/03 .        157,250
     200,000   Wells Fargo Corp., 7.25%, 07/14/03 ..............        207,230
     150,000   Societe General, 9.875%, 07/15/03 ...............        158,723
     150,000   Duke Power Corp., 6.125%, 07/22/03 ..............        154,219
     535,000   Bear Stearns Co., 6.70%, 08/01/03 ...............        555,202
     740,000   JP Morgan & Co., Inc., 8.50%, 08/15/03 ..........        778,081
     350,000   Morgan Stanley Dean Witter, 7.125%, 08/15/03 ....        365,326
     250,000   Nations Bank Corp., 6.50%, 08/15/03 .............        259,267
     850,000   Salomon Smith Barney, 6.75%, 08/15/03 ...........        877,825
   1,715,000   PNC Funding Corp., 6.125%, 09/01/03 .............      1,750,836
   1,000,000   Duke Energy Corp., 7.375%, 09/15/03 .............      1,039,822
                                                                   ------------
               TOTAL CORPORATE BONDS ...........................   $ 32,003,597
                                                                   ------------

               TAXABLE MUNICIPAL BONDS - 7.7%
$  1,025,000   Port Authority New York & New Jesery,
                 5.95%, 10/01/02 ...............................   $  1,025,000
   2,400,000   Cleveland, OH, Parking Acquisition
                 Notes, 3.75%, 11/01/02 ........................      2,399,702
   3,455,000   Cook Co., IL, High School District No. 205
                 (Thorton Twnship.), 2.60%, 12/01/02 ...........      3,455,001
      30,000   Texas St. Hsg. Corp., 3.00%, 03/01/03 ...........         30,000
      40,000   Texas St. Hsg. Corp., 3.00%, 03/01/03 ...........         40,000
     343,200   Deerfield Twnship., OH, GO BANS, 3.60%, 05/14/03         344,002
   1,482,000   Darke Co., OH, Real Estate BANS, 3.35%, 07/16/03       1,485,975
                                                                   ------------
               TOTAL TAXABLE MUNICIPAL BONDS ...................   $  8,779,680
                                                                   ------------


                           TOUCHSTONE FAMILY OF FUNDS
                                      [51]

--------------------------------------------------------------------------------
 PRINCIPAL
   AMOUNT      INVESTMENT SECURITIES - 98.2% (CONTINUED)               VALUE
--------------------------------------------------------------------------------
               COMMERCIAL PAPER - 4.4%
$  5,000,000   Cooperative Assoc. of Tractor Dealers,
                 2.00%, 10/01/02 ...............................   $  5,000,000
                                                                   ------------

               ADJUSTABLE RATE PUT BONDS - 3.9%
$  4,000,000   Eel River Investment Co., 2.60%, 12/03/02 .......   $  4,000,000
     415,000   Moon, PA, IDA (One Thorn Run), 2.75%, 11/01/15 ..        415,000
                                                                   ------------
               TOTAL ADJUSTABLE RATE PUT BONDS .................   $  4,415,000
                                                                   ------------
               ASSET-BACKED SECURITIES - 2.6%
$  3,000,000   United Fidelity Auto Receivables Trust,
                 2.50%, 09/15/03 ...............................   $  3,000,000
                                                                   ------------

               TOTAL INVESTMENT SECURITIES - 98.2% .............   $112,108,276
                                                                   ------------

--------------------------------------------------------------------------------
    FACE
   AMOUNT      REPURCHASE AGREEMENTS - 1.3%                            VALUE
--------------------------------------------------------------------------------
$  1,430,000   Morgan Stanley Dean Witter, Inc., 1.84%, dated
               09/30/02, due 10/01/02, repurchase proceeds
               $1,400,073 (Collateralized by $6,680,000 REFC
               Discount Note, 07/15/29, fair value $1,460,382) .   $  1,430,000
                                                                   ------------

               TOTAL INVESTMENT SECURITIES AND REPURCHASE
               AGREEMENTS - 99.5% (Amortized Cost $113,538,276)    $113,538,276

               OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5% ....        593,541
                                                                   ------------

               NET ASSETS - 100.0% .............................   $114,131,817
                                                                   ------------

See accompanying notes to portfolios of investments and notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                      [52]

CORE BOND FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2002
--------------------------------------------------------------------------------
 PRINCIPAL                                                             MARKET
   AMOUNT      INVESTMENT SECURITIES - 101.2%                          VALUE
--------------------------------------------------------------------------------
               ASSET-BACKED SECURITIES - 1.7%
$    750,000   CNH Equipment Trust, Series 2000-B, Class A4,
                 6.95%, 09/15/07 ...............................   $    793,304
                                                                   ------------

               CORPORATE BONDS - 19.7%
$    400,000   Allegheny Energy Inc., 7.75%, 08/01/05 ..........   $    304,990
     475,000   Banc of America Commercial Mortgage, Inc.,
                 5.118%, 07/11/43 ..............................        492,862
     450,000   Bank of New York, 7.30%, 12/01/09 ...............        526,700
     150,000   Deere & Co., 8.95%, 06/15/19 ....................        181,395
     605,000   First Union National Bank, 7.875%, 02/15/10 .....        738,131
     475,000   France Telecom, 7.20%, 03/01/06 .................        505,321
     485,000   General Electric Cap Corp., 6.75%, 03/15/32 .....        520,187
     485,000   General Motors Accept Corp., 6.125%, 08/28/07 ...        488,365
     705,000   GTE North, Inc., 6.40%, 02/15/05 ................        741,806
     500,000   Indiana Michigan Power, 6.125%, 12/15/06 ........        509,989
     470,000   JP Morgan Chase & Co., 6.75%, 02/01/11 ..........        512,688
      66,000   Kaiser Found Hospital, 9.55%, 07/15/05 ..........         75,822
     550,000   Kinder Morgan Energy Partners, 7.75%, 03/15/32 ..        606,295
     535,000   Morgan Stanley Dean Witter, 6.60%, 04/01/12 .....        581,987
     450,000   National Rural Utilities, 6.50%, 03/01/07 .......        484,103
     480,000   Northwest Pipeline, 6.625%, 12/01/07 ............        422,400
     495,000   Oncor Electric Delivery, 7.00%, 05/01/32 ........        523,246
     400,000   Peoples Energy, 6.90%, 01/15/11 .................        447,823
     450,000   Tyco International, 6.375%, 02/15/06 ............        387,000
                                                                   ------------
               TOTAL CORPORATE BONDS ...........................   $  9,051,110
                                                                   ------------

               U.S. GOVERNMENT AGENCY OBLIGATIONS - 15.4%
$  1,120,000   FHDN Discount Note, 10/01/02 ....................   $  1,120,000
   1,200,000   FHLMC, 6.625%, 09/15/09 .........................      1,404,748
   2,305,000   FNMA, 3.50%, 09/15/04 ...........................      2,370,521
     800,000   FNMA, 3.93%, 09/17/07 ...........................        806,503
     800,000   FNMA, 4.75%, 06/18/07 ...........................        825,268
     475,000   FNMA, 7.125%, 01/15/30 ..........................        588,854
                                                                   ------------
               TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS ........   $  7,115,894
                                                                   ------------

               MORTGAGE-BACKED SECURITIES - 36.9%
$  4,095,037   FHLMC, 6.50%, 08/01/32 ..........................   $  4,250,675
     891,953   FHLMC, 7.00%, 05/01/30 ..........................        941,171
   1,292,896   FNMA, 6.00%, 05/01/31 ...........................      1,329,937
   1,350,000   FNMA, 6.50%, 07/25/27 ...........................      1,418,657
   1,750,000   FNMA, 6.50%, 03/25/30 ...........................      1,816,541
   1,292,927   FNMA, 6.50%, 03/01/32 ...........................      1,340,855
   2,588,476   FNMA, 6.50%, 08/01/32 ...........................      2,684,429
   1,981,332   FNMA, 7.50%, 01/01/31 ...........................      2,091,761
     427,559   FNMA, 8.00%, 05/01/30 ...........................        457,144
     264,095   GNMA, 6.75%, 09/20/24 ...........................        272,230

                           TOUCHSTONE FAMILY OF FUNDS
                                      [53]

--------------------------------------------------------------------------------
 PRINCIPAL                                                             MARKET
   AMOUNT      INVESTMENT SECURITIES - 101.2% (CONTINUED)              VALUE
--------------------------------------------------------------------------------
               MORTGAGE-BACKED SECURITIES - 36.9% (CONTINUED)
$    273,463   GNMA, 8.00%, 07/15/30 ...........................   $    293,485
      80,544   GNMA, 9.00%, 08/15/19 ...........................         89,646
                                                                   ------------
               TOTAL MORTGAGE-BACKED SECURITIES ................   $ 16,986,531
                                                                   ------------

               U.S. TREASURY OBLIGATIONS - 27.5%
$  1,200,000   U.S. Treasury Bond, 8.75%, 05/15/20 .............   $  1,795,078
     930,000   U.S. Treasury Bond, 9.125%, 05/15/18 ............      1,413,527
     200,000   U.S. Treasury Bond, 11.75%, 11/15/14 ............        305,391
   3,290,000   U.S. Treasury Note, 6.75%, 05/15/05 .............      3,693,667
   4,850,000   U.S. Treasury Note, 7.875%, 11/15/04 ............      5,465,343
                                                                   ------------
               TOTAL U.S. TREASURY OBLIGATIONS .................   $ 12,673,006
                                                                   ------------

               TOTAL INVESTMENT SECURITIES - 101.2%
               (Amortized Cost $45,358,644) ....................   $ 46,619,845

               LIABILITIES IN EXCESS OF OTHER ASSETS - (1.2%) ..       (505,922)
                                                                   ------------

               NET ASSETS - 100.0% .............................   $ 46,113,923
                                                                   ------------

See accompanying notes to portfolios of investments and notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                      [54]

HIGH YIELD FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2002
--------------------------------------------------------------------------------
 PRINCIPAL                                                             MARKET
   AMOUNT      INVESTMENT SECURITIES - 97.2%                           VALUE
--------------------------------------------------------------------------------
               PREFERRED STOCK - 0.5%
$      2,000   CSC Holdings, Inc., 11.125%, 04/1/08 ............   $    131,000
         150   Broadwing Communications, 12.50%, 08/15/09 ......         15,000
         488   Mcleodusa, Inc., 2.50%, 04/18/12 ................            732
                                                                   ------------
               TOTAL PREFERRED STOCK ...........................   $    146,732
                                                                   ------------

               U.S. GOVERNMENT AGENCY OBLIGATIONS - 0.6%
$    160,000   FHLB Discount Note, 10/01/02 ....................   $    160,000
                                                                   ------------

               CORPORATE BONDS - 96.1%
$    200,000   Healthsouth Corp., 3.25%, 04/01/03 ..............   $    183,250
     100,000   Williams Comm. Group, Inc., 9.25%, 03/15/04 .....         76,000
     100,000   Kaufman & Broad Home Corp., 7.75%, 10/15/04 .....        100,000
     300,000   Transcontinental Gas PL, 6.13%, 01/15/05, 144a ..        279,000
     100,000   American Standard, Inc., 7.375%, 04/15/05 .......        102,250
   1,000,000   Healthsouth Corp., 6.88%, 06/15/05 ..............        740,000
   1,000,000   Alderwoods Group, 11.00%, 01/02/07 ..............        995,000
     100,000   Genesis Health Ventures, 6.86%, 04/02/07 ........         99,000
     200,000   Lyondell Chemical Co., 9.88%, 05/01/07 ..........        185,000
     435,000   Amphenol Corp., 9.88%, 05/15/07 .................        453,488
      51,000   Young Broadcasting, Inc., 8.75%, 06/15/07 .......         45,900
     100,000   Nortek, Inc., 9.13%, 09/01/07 ...................        100,500
     200,000   SC Intl. Services, Inc., 9.25%, 09/01/07 ........        138,000
     100,000   Royal Caribbean Cruises, 7.00%, 10/15/07 ........         83,000
      40,000   Magellan Health Services, 9.38%, 11/15/07, 144a .         26,000
     150,000   Grant Prideco, Inc., 9.63%, 12/1/07 .............        156,000
     115,000   Omnicare, Inc., 5.00%, 12/1/07 ..................        103,644
     100,000   Accuride Corp., 9.25%, 02/01/08 .................         65,000
   1,100,000   Courtyard by Marriott II, 10.75%, 02/01/08 ......      1,102,749
     150,000   Navistar Intl., 8.00%, 02/01/08 .................        127,500
     100,000   BRL Universal Equipment, 8.88%, 02/15/08 ........        102,000
     100,000   Manor Care, Inc., 8.00%, 03/01/08 ...............        102,000
     100,000   Advancepcs, 8.50%, 04/01/08 .....................        100,750
     200,000   Sequa Corp., 8.875%, 04/01/08 ...................        174,000
   1,000,000   Finlay Fine Jewelry Corp., 8.38%, 05/01/08 ......        950,000
     200,000   Avisat Corp., 9.75%, 06/01/08 ...................        185,814
     100,000   Nuevo Energy Co., 9.50%, 06/01/08 ...............         99,250
     200,000   Stewart Enterprises, 10.75%, 07/01/08 ...........        219,000
     100,000   Mission Energy Holding, 13.50%, 07/15/08 ........         31,000
   1,000,000   Nortek, Inc., 8.88%, 08/01/08 ...................        997,500
     250,000   Equistar Chemical Funding, 10.13%, 09/01/08 .....        223,750
     200,000   Felcor Lodging LP, 9.50%, 09/15/08 ..............        198,500
   1,000,000   Allied Waste North America, 7.88%, 01/01/09 .....        930,000
     124,894   Federal-Mogul Corp., 7.50%, 01/15/09 ............         24,979
     760,000   Longview Fibre Co., 10.00%, 01/15/09 ............        779,000
     100,000   Integrated Electric Services, 9.38%, 02/01/09 ...         88,750

                           TOUCHSTONE FAMILY OF FUNDS
                                      [55]

--------------------------------------------------------------------------------
 PRINCIPAL                                                             MARKET
   AMOUNT      INVESTMENT SECURITIES - 97.2% (CONTINUED)               VALUE
--------------------------------------------------------------------------------
               CORPORATE BONDS - 96.1% (CONTINUED)
$     40,000   SBA Communications Corp., 10.25%, 02/01/09 ......   $     21,200
     150,000   Chiquita Brands International, 10.56%,03/15/09 ..        154,500
     100,000   California Steel Ind., 8.50%, 04/01/09 ..........        100,500
   1,000,000   Charter Comm., 8.63%, 04/01/09 ..................        615,000
     200,000   Beverly Enterprises, Inc., 9.63%, 04/15/09 ......        167,000
     100,000   Block Comm., Inc., 9.25%, 04/15/09 ..............        100,000
     200,000   Susquehanna Media Co., 8.50%, 05/15/09 ..........        202,000
     100,000   AES Corp., 9.50%, 06/01/09 ......................         52,000
     384,000   CSC Holdings, Inc., 8.13%, 07/15/09 .............        314,880
     125,000   Schuler Homes, 9.38%, 07/15/09 ..................        124,375
     100,000   Allied Waste North America, 10.00%, 08/01/09 ....         92,000
   1,000,000   Swift & Co., 10.13%, 10/01/09, 144a .............        927,500
     200,000   Williams Cos., 10.88%, 10/01/09 .................         20,000
     100,000   Primus Telecom Group, 12.75%, 10/15/09 ..........         50,000
     100,000   Adelphia Comm., 9.375%, 11/15/09 ................         36,000
     100,000   Alliance Atlantis Comm., 13.00%, 12/15/09 .......        106,000
     200,000   Charter Comm. Hlds/Chrt Cap., 10.25%, 01/15/10 ..        124,000
     200,000   Coinmach Corp., 9.00%, 02/01/10, 144a ...........        206,500
     200,000   Level 3 Communications, 11.25%, 03/15/10 ........        108,000
     100,000   Orion Power Holdings, Inc., 12.00%, 05/1/10 .....         77,000
     200,000   Flextronics Intl. Ltd., 9.88%, 07/01/10 .........        199,000
     200,000   Tech Olympic USA, Inc., 9.00%, 07/01/10, 144a ...        183,000
     180,000   Pemex Project FDG Master TR, 9.13%, 10/13/10 ....        191,700
     100,000   Stone Container Corp., 9.75%, 02/01/11 ..........        104,000
     200,000   Briggs & Stratton Corp., 8.88%, 03/15/11 ........        210,000
     100,000   Lone Star Technologies, 9.00%, 06/01/11 .........         88,000
     100,000   Meritage Corp, 9.75%, 06/01/11 ..................        100,250
   1,000,000   Fresenius Medical Capital Tr. IV, 7.88%, 06/15/11        815,000
     100,000   MacDermid, Inc., 9.13%, 07/15/11 ................        105,000
     100,000   Quebecor Media, Inc., 11.13%, 07/15/11 ..........         80,000
     100,000   Teekay Shipping Corp., 8.88%, 07/15/11 ..........        103,500
   1,000,000   Crown Castle Intl. Corp., 10.75%, 08/01/11 ......        670,000
     200,000   Tyson Foods, Inc., 8.25%, 10/01/11 ..............        238,774
     250,000   Dimon, Inc., 9.63%, 10/15/11 ....................        261,563
     200,000   Ingles Market, Inc., 8.88%, 12/01/11 ............        182,000
     150,000   Allegheny Technologies, 8.375%, 12/15/11 ........        151,643
   1,000,000   Gray Television, Inc., 9.25%, 12/15/11 ..........      1,020,000
     200,000   Olin Corp., 9.13%, 12/15/11 .....................        228,462
   1,060,000   Pathmark Stores, 8.75%, 02/01/12 ................        980,500
     200,000   Circus & Eldorado/Silver Leg, 10.13%, 03/01/12 ..        198,500
     200,000   Consol Energy, Inc., 7.875%, 03/01/12 ...........        216,918
   1,200,000   Corus Entertainment, Inc., 8.75%, 03/01/12 ......      1,221,000
     150,000   Northwestern Corp., 8.75%, 03/15/12, 144a .......        108,955
      95,000   Rotech Healthcare, Inc., 9.50%, 04/01/12, 144a ..         89,063
     200,000   Tesoro Petroleum Corp., 9.63%, 04/01/12, 144a ...        112,000
     100,000   Alltrista Corp., 9.75%, 05/01/12 ................         99,000
     100,000   AT&T Wireless Services, Inc., 8.13%, 05/01/12 ...         77,000
   1,000,000   El Paso Corp., 7.88%, 06/15/12 ..................        680,000

                           TOUCHSTONE FAMILY OF FUNDS
                                      [56]

--------------------------------------------------------------------------------
 PRINCIPAL                                                             MARKET
   AMOUNT      INVESTMENT SECURITIES - 97.2% (CONTINUED)               VALUE
--------------------------------------------------------------------------------
               CORPORATE BONDS - 96.1% (CONTINUED)
$  1,000,000   Ferrell Gas Partners LP, 8.75%, 06/15/12 ........   $  1,020,000
     200,000   Burns Philp Capital Property Ltd., 9.75%,
                 07/15/12, 144a ................................        198,500
     200,000   Transcontinental Gas Pipe Corp., 8.88%, 07/15/12         190,000
   1,000,000   Chesapeake Energy Chk., 9.00%, 08/15/12, 144a ...      1,027,500
   1,000,000   Jefferson Smurfit Corp., 8.25%, 10/01/12, 144a ..        995,000
     180,000   Husky Oil Ltd., 8.90%, 08/15/28 .................        204,323
                                                                   ------------
               TOTAL CORPORATE BONDS ...........................   $ 26,316,180
                                                                   ------------

               TOTAL INVESTMENT SECURITIES - 97.2% .............   $ 26,622,912
                                                                   ------------

--------------------------------------------------------------------------------
                                                                       MARKET
   SHARES      WARRANTS - 0.0%                                         VALUE
--------------------------------------------------------------------------------
       1,083   Mcleodusa, Inc. .................................   $         43
                                                                   ------------

               TOTAL INVESTMENT SECURITIES AND WARRANTS - 97.2%
               (Amortized Cost $28,163,131) ....................   $ 26,622,955

               OTHER ASSETS IN EXCESS OF LIABILITIES - 2.8% ....        761,950
                                                                   ------------

               NET ASSETS - 100.0% .............................   $ 27,384,905
                                                                   ------------

See accompanying notes to portfolios of investments and notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                      [57]

INTERMEDIATE TERM U.S. GOVERNMENT BOND FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2002
--------------------------------------------------------------------------------
 PRINCIPAL                                                             MARKET
   AMOUNT      INVESTMENT SECURITIES - 101.3%                          VALUE
--------------------------------------------------------------------------------
               U.S. GOVERNMENT AGENCY OBLIGATIONS - 26.5%
$  1,250,000   FHLB Discount Note, 10/01/02 ....................   $  1,250,000
   1,500,000   FNMA, 3.50%, 09/15/04 ...........................      1,542,639
   2,000,000   FNMA, 5.25%, 06/15/06 ...........................      2,168,961
     500,000   FNMA, 7.125%, 03/15/07 ..........................        584,771
     640,000   FNMA, 4.75%, 06/18/07 ...........................        660,214
     660,000   FNMA, 3.93%, 09/17/07 ...........................        665,365
   1,250,000   FNMA, 5.25%, 01/15/09 ...........................      1,360,889
     500,000   FNMA, 6.40%, 05/14/09 ...........................        525,079
     550,000   FHLMC, 6.625%, 09/15/09 .........................        643,843
                                                                   ------------
               TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS ........   $  9,401,761
                                                                   ------------

               U.S. TREASURY OBLIGATIONS - 32.1%
$  2,750,000   U.S. Treasury Note, 3.00%, 11/30/03 .............   $  2,798,232
   1,000,000   U.S. Treasury Note, 7.875%, 11/15/04 ............      1,126,875
   2,350,000   U.S. Treasury Note, 6.75%, 05/15/05 .............      2,638,333
     500,000   U.S. Treasury Note, 3.25%, 08/15/07 .............        515,352
   1,250,000   U.S. Treasury Bond, 6.50%, 02/15/10 .............      1,508,496
     750,000   U.S. Treasury Bond, 12.00%, 08/15/13 ............      1,107,598
   1,000,000   U.S. Treasury Bond, 11.25%, 02/15/15 ............      1,693,516
                                                                   ------------
               TOTAL U.S. TREASURY OBLIGATIONS .................   $ 11,388,402
                                                                   ------------

               MORTGAGE-BACKED SECURITIES - 42.7%
$  1,728,733   FNMA, 6.50%, 06/01/16 ...........................   $  1,811,440
   1,836,808   FNMA, 6.50%, 04/01/17 ...........................      1,924,685
     225,721   GNMA, 6.75%, 09/20/24 ...........................        232,674
     800,000   FHLMC, 6.00%, 03/15/25 ..........................        823,649
   1,311,809   FHLMC, 6.00%, 12/01/28 ..........................      1,358,536
     513,165   FNMA, 8.00%, 02/01/31 ...........................        548,674
   1,817,654   FNMA, 6.00%, 04/01/31 ...........................      1,869,729
   1,000,000   WFMBS, 6.75%, 07/25/31 ..........................      1,041,030
   1,886,432   FHLMC, 6.50%, 08/01/32 ..........................      1,958,128
   2,600,000   FHLMC, 6.50%, 09/01/32 ..........................      2,701,157
     875,000   FNCL, 7.00%, 10/01/32 ...........................        899,063
                                                                   ------------
               TOTAL MORTGAGE-BACKED SECURITIES ................   $ 15,168,765
                                                                   ------------

               TOTAL INVESTMENT SECURITIES - 101.3%
               (Amortized Cost $34,873,835) ....................   $ 35,958,928

               LIABILITIES IN EXCESS OF OTHER ASSETS - (1.3%) ..       (450,942)
                                                                   ------------

               NET ASSETS - 100.0% .............................   $ 35,507,986
                                                                   ------------

See accompanying notes to portfolios of investments and notes to financial statements.


                           TOUCHSTONE FAMILY OF FUNDS
                                      [58]

NOTES TO PORTFOLIOS OF INVESTMENTS
SEPTEMBER 30, 2002
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS

Repurchase agreements are fully collateralized by U.S. Government obligations.

VARIABLE RATE DEMAND NOTES

A variable rate demand note is a security payable on demand at par whose terms provide for the periodic readjustment of its interest rate on set dates and which, at any time, can reasonably be expected to have a market value that approximates its par value. The interest rates shown represent the effective rates as of the report date. The dates shown represent the scheduled maturity dates.

ADJUSTABLE RATE PUT BONDS

Put bonds may be redeemed at the discretion of the holder on specified dates prior to maturity. Mandatory put bonds are automatically redeemed at a specified put date unless action is taken by the holder to prevent redemption.

PORTFOLIO ABBREVIATIONS:

BANS - Bond Anticipation Notes
DFA - Development Finance Authority
EDA - Economic Development Authority
EDR - Economic Development Revenue
FFCB - Federal Farm Credit Bank
FHDN - Federal Home Loan Discount Note
FHLB - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corporation
FNCL - Fannie Mae Covnentional Loan
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association
GO - General Obligation
HFA - Housing Finance Authority
IDA - Industrial Development Authority
IDR - Industrial Development Revenue
MFA - Multi-Family Authority
MFH - Multi-Family Housing
PFA - Public Finance Authority
REFC - Resolution Funding Corporation
SLMA - Student Loan Marketing Association
WFMBS - Wells Fargo Mortgage Backed Securities
144a - This is a restricted security that was sold in a transaction exempt from Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers.

                           TOUCHSTONE FAMILY OF FUNDS
                                      [59]

REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

The Board of Trustees and Shareholders

Touchstone Investment Trust

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of Touchstone Investment Trust
(comprised of U.S. Government Money Market Fund, Institutional U.S. Government Money Market Fund, Money Market Fund, Core Bond Fund, High Yield Fund, and Intermediate Term U.S. Government Bond Fund) (collectively, the "Funds") as of September 30, 2002, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years then ended, and for the U.S. Government Money Market Fund, Institutional U.S. Government Money Market Fund, Money Market Fund, High Yield Fund, and Intermediate Term U.S. Government Bond Fund the financial highlights for each of the three years or periods then ended, and for the Core Bond Fund the financial highlights for each of the three years or periods then ended and for the year ended December 31, 1999. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights presented herein for each of the two years ended September 30, 1999 for the U.S. Government Money Market Fund, Institutional U.S. Government Money Market Fund, Money Market Fund, and Intermediate Term U.S. Government Bond Fund were audited by other auditors whose report dated October 27, 1999 expressed an unqualified opinion. The financial highlights presented herein for each of the two years ended December 31, 1998 for the Core Bond Fund were audited by other auditors whose report dated February 18, 1999 expressed an unqualified opinion.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2002, by correspondence with the custodians and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting Touchstone Investment Trust at September 30, 2002, and the results of their operations for the year then ended, the changes in their net assets for each of the two years then ended, and for the U.S. Government Money Market Fund, Institutional U.S. Government Money Market Fund, Money Market Fund, High Yield Fund, and Intermediate Term U.S. Government Bond Fund the financial highlights for each of the three years or periods then ended, and for the Core Bond Fund the financial highlights for each of the three years or periods then ended and for the year ended December 31, 1999, in conformity with accounting principles generally accepted in the United States.


                                        /s/ Ernst & Young LLP

Cincinnati, Ohio

November 13, 2002

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                                      [60]

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                                      [61]

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                           TOUCHSTONE FAMILY OF FUNDS
                                      [62]

TOUCHSTONE
FAMILY OF FUNDS



DISTRIBUTOR
Touchstone Securities, Inc.
221 East Fourth Street
Cincinnati, Ohio 45202-4094
www.touchstonefunds.com

INVESTMENT ADVISOR
Touchstone Advisors, Inc.
221 East Fourth Street
Cincinnati, Ohio 45202-4094

TRANSFER AGENT
Integrated Fund Services, Inc.
P.O. Box 5354
Cincinnati, Ohio 45201-5354

SHAREHOLDER SERVICE
800.543.0407


Member Western & Southern Financial Group








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